33' Act File No. 333-43639
40' Act File No. 811-8351

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No.	☐
Post-effective Amendment No. 19	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 19	☑
(Check appropriate box or boxes.)

NATIONWIDE VL SEPARATE ACCOUNT-C
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (614) 249-7111

Thomas E. Barnes
VP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐	Immediately upon filing pursuant to paragraph (b)
☑	On May 1, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Corporate Flexible Premium Variable Universal Life Insurance Policies
Issued By
Nationwide Life and Annuity Insurance Company
Through
Nationwide VL Separate Account-C
The Date Of This Prospectus Is May 1, 2006
PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-877-351-8808
TDD:	1-800-238-3035
U.S. Mail:	Nationwide Life and Annuity Insurance Company
Corporate Insurance Markets
One Nationwide Plaza, (1-11-08)
Columbus, OH 43215-2220

Please understand that the POLICY TERMS will govern the way the policy works and all rights and obligations.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This policy is NOT: FDIC or NCUSIF insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of this policy is to provide life insurance protection for the beneficiary you name. If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance And The Policy	3
In Summary: Fee Tables	5
Policy Investment Options	7
The Fixed Investment Option
Variable Investment Options
Allocation Of Premium And Cash Value
Valuation of Accumulation Units
How Sub-Account Investment Experience Is Determined
Cash Value
Transfers Among and Between Policy Investment Options	11
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes To Make A Transfer
The Policy	13
Policy Owner Rights
The Beneficiary
To Purchase
Coverage
Coverage Effective Date
To Cancel (Examination Right)
To Change Coverage
To Irrevocably Transfer Cash Value Or Exchange The Policy
To Terminate Or Surrender
To Assign
Proceeds Upon Maturity
Reports And Illustrations
Errors Or Misstatements
Incontestability
If We Modify The Policy
Riders	16
Change Of Insured Rider
Additional (insurance) Protection Rider
Premium	16
Initial Premium
Subsequent Premiums
Charges	17
Premium Load (Charge)
Partial Surrender Fee
Cost Of Insurance
Mortality And Expense Risk
Policy Loan Interest
Administrative
Additional (insurance) Protection Rider
A Note On Charges
The Death Benefit	21
Calculation Of The Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes In The Death Benefit Options
Suicide
Surrenders	23
Full Surrender
Other Amounts Paid At Surrender
Partial Surrender
Reduction Of Specified Amount On A Partial Surrender

Table of Contents (continued)
Page
The Payout Options	25
Interest Income
Income For A Fixed Period
Life Income With Payments Guaranteed
Fixed Income For Varying Periods
Joint And Survivor Life
Alternate Life Income
Policy Owner Services	26
Dollar Cost Averaging
Policy Loans	26
Loan Amount And Interest
Collateral
Repayment
Net Effect Of Loans
Lapse	27
Grace Period
Reinstatement
Taxes	28
Types Of Taxes Of Which To Be Aware
Buying The Policy
Investment Gain In The Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrender Of The Policy
Withholding
Exchanging The Policy For Another Life Insurance Policy
Taxation Of Death Benefits
Terminal Illness
Special Considerations For Corporations
Taxes And The Value Of Your Policy
Non-Resident Aliens and other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life and Annuity Insurance Company	32
Nationwide VL Separate Account-C	32
Organization, Registration And Operation
Addition, Deletion, Or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	33
Nationwide Life and Annuity Insurance Company
Nationwide Investment Services Corporation
Financial Statements	35
Appendix A: Sub-Account Information	36
Appendix B: Definitions	47

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice Of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.
✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.
✓	Option Three is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 22.

Your Or Your Beneficiary's Choice Of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 25.

Coverage Flexibility

Subject to conditions, you may choose to:

✓	Change the Death Benefit option;
✓	Increase or decrease the Specified Amount;
✓	Change your beneficiaries; and
✓	Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 23; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 24; "The Beneficiary," beginning on page 13; and "Policy Owner Rights," beginning on page 13.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓	Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios plus 100% of the Fixed Account plus 100% of the loan account immediately prior to the policy loan.
✓	The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 26.

✓	Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 24.
✓
Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.

For more information, see "Full Surrender," beginning on page 23 and "The Payout Options beginning on page 25.

Premium Flexibility

You will not be required to make your Premium payments according to a schedule. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 16.

Investment Options

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

✓	The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.
✓
The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-C into a number of Sub-Account portfolios, identified in the "Variable Investment Options" section, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 11; "Modes To Make A Transfer," beginning on page 12.

Transfers Between And Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. For more information, see "Sub-Account Portfolio Transfers," beginning on page11. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 26.

Taxes

Unless you make a withdrawal, you will generally not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 22. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 28.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign," beginning on page 15.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 14.

Riders

You may purchase any of the available Riders. Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

✓ Change Of Insured Rider (There is no charge for this Rider.)
✓ Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 16.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience. As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

Unfavorable Investment Return

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

Effect Of Partial Surrenders And Loans On Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

Reduction Of The Death Benefit

A partial surrender or a policy loan would decrease the policy’s Death Benefit, depending on how the Death Benefit relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's cash value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 29. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, of which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

Fixed Account Transfer Restrictions And Limitations

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date. Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Investment Risk

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see "Sub-Account Portfolio Transfers," beginning on page 11 and "Modes To Make A Transfer," beginning on page 12. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund’s prospectus. You should read the mutual fund’s prospectus carefully before investing.

In Summary: Variable Universal Life Insurance And The Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar to, but also different from, universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, this policy’s cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured’s death, following is a basic overview. ( Please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured’s age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

✓	At the time of a Premium payment, we will deduct transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

✓
From the policy’s Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first policy year, you may request to increase or decrease the policy’s Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy’s tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured’s death you may withdraw all, or a portion (after the first policy year), of the policy’s Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing. There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investment options.

For more information, see "Charges," beginning on page 17.

Transaction Fees (Charge)
Charge	When Charge Is Deducted	Amount (Deducted From Each Premium Payment)
Premium Load (Charge) (1), (2)	Upon Making A Premium Payment	Maximum Guaranteed Charge 9.00% Of Premium Payments
Partial Surrender Fee(3)	Upon Partial Surrender	Maximum Guaranteed Charge $25
Current Charge $0
_______________________________________

(1)
We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. We may profit from this charge.

(2)
The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the eighth policy year. Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium. For more information, see "Premium Load (Charge)," beginning on page 20.

(3)	The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount
Cost Of Insurance(4), (5) Representative - For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative (6)
		$0.03 per month	$83.33 per month	$0.52 per month
Per $1,000 Of Net Amount at Risk - Proportionately From Your Chosen Variable And Fixed Investment Options
Mortality And Expense Risk	Daily, Based on an Annual Effective Rate	Maximum Guaranteed	Currently(7)
		0.75% of daily net assets	0.25% of daily net assets
Proportionately From Your Chosen Variable Investment Options
Policy Loan Interest (8)	Annually (Accrues Daily)	Maximum Guaranteed
3.75% Of The Policy Loan Balance
Current Rates
3.70% Of The Policy Loan Balance
On Balance of Policy Indebtedness

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount
Administrative	Monthly	Maximum Guaranteed	Currently
		$10 per month	$5 per month
Proportionately From Your Chosen Variable And Fixed Investment Options
Additional (insurance) Protection Rider (9), (10), (11) Representative - For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative(12)
		$0.01 per month	$83.33 per month	$0.20 per month
Per $1,000 Of Additional Protection Proportionately From Your Chosen Variable And Fixed Investment Options
_______________________________________

(4)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5)
The cost of insurance rate will increase over time, but will never exceed the Maximum indicated in the table. Ask for a policy illustration or see the Policy Data Page for more information on your cost.

(6)	This amount may not be representative of your cost.

(7)  Currently, the Mortality and Expense Risk charge declines over time, as follows:
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets

(8)
We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan. Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter. If left unpaid, we will add it to the loan account. As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 26.

(9)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10)	Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11)	The continuation of the rider is contingent on the policy being In Force.

(12)	This amount may not be representative of your cost.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy. More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the each Sub-Account portfolio. Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.23%	0.27%

Policy Investment Options

You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the Cash Value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires. Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect when at the time of the transfer. If yours is a state that requires us to refund the Cash Value, we will allocate the Net Premiums to the Sub-Account choices in effect when we receive the Premium payment. After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.

The Fixed Investment Option

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set. Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Variable Investment Options

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio. The "Appendix A: Sub-Account Information" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

The Sub-Accounts available through this policy are listed below. For more information about the mutual funds, please refer to “Appendix A: Sub-Account Information” and/or the applicable mutual fund’s prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
•	AIM V.I. International Growth Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein International Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
Baron Capital Funds Trust
•	Baron Capital Asset Fund: Insurance Shares
Credit Suisse Trust
•	Small Cap Growth Portfolio
DWS Variable Series II
•	Dreman High Return Equity VIP: Class B
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
FAM Series Funds, Inc.
•	Mercury International Index Portfolio: Class II (formerly, Merrill Lynch Variable Series Funds, Inc. - Merrill Lynch International Index V.I. Fund: Class II)
FAM Variable Series Funds, Inc.
•	Mercury Large Cap Core V.I. Fund: Class II (formerly, Merrill Lynch Variable Series Funds, Inc. - Merrill Lynch Large Cap Core V.I. Fund: Class II)
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Growth Portfolio: Service Class
•	VIP Overseas Portfolio: Initial Class
•	VIP Overseas Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Initial Class
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Foreign Securities Fund: Class 2
Gartmore Variable Insurance Trust (“GVIT”)
•	Federated GVIT High Income Bond Fund: Class I*
•	Gartmore GVIT Emerging Markets Fund: Class I
•	Gartmore GVIT Global Health Sciences Fund: Class I
•	Gartmore GVIT Global Technology and Communications Fund: Class I
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Money Market Fund: Class V
•	Gartmore GVIT Nationwide® Fund: Class I
•	GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
•	GVIT Small Cap Growth Fund: Class I
•	GVIT Small Cap Value Fund: Class I
•	GVIT Small Company Fund: Class I
•	Van Kampen GVIT Multi-Sector Bond Fund: Class I*
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
Lord Abbett Series Fund, Inc.
•	Mid-Cap Value Portfolio: Class VC
Neuberger Berman Advisers Management Trust
•	AMT Growth Portfolio: I Class
•	AMT Limited Maturity Bond Portfolio: I Class
•	AMT Regency Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Core Bond Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
PIMCO Variable Insurance Trust
•	All Asset Portfolio: Administrative Class
•	Low Duration Portfolio: Administrative Class
•	Real Return Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class
Pioneer Variable Contracts Trust
•	Pioneer High Yield VCT Portfolio: Class I Shares*
Royce Capital Fund
•	Royce Micro-Cap Portfolio
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price New America Growth Portfolio
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I
•	Mid Cap Growth Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I
W&R Target Funds, Inc.
•	Growth Portfolio
•	Real Estate Securities Portfolio

The following sub-account is only available in policies
issued before May 1, 2006:

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares

The following sub-accounts are only available in policies issued before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Dreyfus
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly, JPMorgan Investment Trust - JPMorgan Investment Trust Mid Cap Growth Portfolio)
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class

The following sub-accounts are only available in policies issued before May 1, 2004:

Calvert Variable Series, Inc.
•	CVS Social Equity Portfolio
Gartmore Variable Insurance Trust
•	Gartmore GVIT Global Financial Services Fund: Class I
•	Gartmore GVIT Global Utilities Fund: Class I
Janus Aspen Series
•	International Growth Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Mid-Cap Growth Portfolio: Class II

The following sub-accounts are only available in policies issued before February 1, 2003:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class*
•	VIP High Income Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Initial Class
•	VIP Value Strategies Portfolio: Service Class
Gartmore Variable Insurance Trust
•	Gartmore GVIT Growth Fund: Class I
•	Gartmore GVIT International Growth Fund: Class I
•	Gartmore GVIT Mid Cap Growth Fund: Class I
•	Gartmore GVIT Nationwide® Leaders Fund: Class I
•	Gartmore GVIT U.S. Growth Leaders Fund: Class I
•	Gartmore GVIT Worldwide Leaders Fund: Class I
•	J.P. Morgan GVIT Balanced Fund: Class I
•	Van Kampen GVIT Comstock Value Fund: Class I*
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer MidCap Fund/VA: Non-Service Shares (formerly, Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares)
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund: Investor Class

The following sub-accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

The following sub-account is only available in policies issued before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

The following sub-account is only available in policies issued before September 27, 1999.

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I

The following sub-account is no longer available to receive transfers or new premium payments effective May 1, 2006:

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (formerly, JPMorgan Investment Trust - JPMorgan Investment Trust Mid Cap Value Portfolio)

The following sub-accounts are no longer available to receive transfers or new premium payments effective October 21, 2002:

Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Gartmore Variable Insurance Trust
•	Gartmore GVIT Money Market Fund: Class I
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Allocation Of Premium And Cash Value

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages, and any allocations you make must be at least 1%. The sum of allocations must equal 100%.

Valuation of Accumulation Units

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Units on these recognized holidays.

•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, we will not price Sub-Account Units if:

•	trading on the New York Stock Exchange is restricted;
•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

How Sub-Account Investment Experience Is Determined

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor, as described below,  may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a) is the sum of:

•	the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period after taxes or tax credits; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c) is a charge for Mortality and Expense Risk.

Cash Value

The policy has a Cash Value. There is no guaranteed Cash Value. The Cash Value will vary depending on where you allocate your Net Premium. Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts. Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios. It will also vary because we deduct the policy's periodic charges from the cash value. So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy’s Cash Value will be reduced by the surrendered amount. If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value. Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 7, and "Loan Amount And Interest," beginning on page 26.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 5, and "How Sub-Account Investment Experience Is Determined," beginning on page 10.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy’s Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner’s Sub-Account value. We will remit all such fees to the underlying mutual fund.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account. For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy," on page 14.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. We reserve the right to refuse any transfer to the fixed account if the fixed account’s Cash Value comprises more than 30% of the policy’s Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions). Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. Currently, interest crediting rates are reset at the beginning of each calendar quarter.

Modes To Make A Transfer

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

Our contact information is on the cover page of this prospectus.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the internet or telephone, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider’s, your representative’s, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

The Policy

The policy is a legal contract between you and us (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy). You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner Rights

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned. You may also name a contingent policy owner. While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application. You may change the Insured by submitting a change request to us in writing. If approved by us, the change will become effective when it was signed, rather than the date we received it. The policy charges after the change will be based upon the new Insured’s characteristics. For more information, see "Change Of Insured Rider," on page 16.

The Beneficiary

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy. You name the beneficiary in the application for the policy. You may name more than one beneficiary. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy. The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid. It will end when the policy Lapses, or when we pay all the Proceeds from the policy. We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

To Cancel (Examination Right)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "Allocation of Premium and Cash Value," beginning on page 10 .

To Change Coverage

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 23.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79. The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy’s Cash Value plus $8,000,000. For more information, see "Calculation Of The Death Benefit Proceeds," beginning on page 21.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

To Irrevocably Transfer Cash Value Or Exchange The Policy

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date. For more information, see "In Summary: Fee Tables," beginning on page 5. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 30. This policy will terminate when the new policy takes effect.

To Terminate Or Surrender

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Grace Period," beginning on page 27.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office. We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes. For more information, see "Taxes-Surrender Of The Policy," beginning on page 29. The cash surrender value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 26.

To Assign

You may assign any rights under the policy while the Insured is alive. If you make an assignment, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 26.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date. However, the payment will be postponed when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The maturity Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

•	no additional Premium payments will be allowed;

•	no changes to the amount of the Specified Amount will be allowed;

•	if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 22;

•
the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

•	100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

•	the Proceeds payable at the Insured’s death will be the greater of the Death Benefit or the Cash Value;

•
the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option One or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

•	the Maturity Date will not be extended where the policy will fail the definition of life insurance.

Reports And Illustrations

We will send you transaction confirmations. We will also send you semi-annual and annual reports that show:

•	the specified coverage amount

•	the current Cash Value

•	Premiums paid

•	the Cash Surrender Value

•	all charges since the last report

•	outstanding policy indebtedness

We will send reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy. We do not charge for illustrations.

Errors Or Misstatements

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured’s death by the ratio of the monthly cost of insurance actually applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age in the policy month of death. We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured’s death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.

Incontestability

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

If We Modify The Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to design the policy to meet your specific needs. You may elect one or both of them. However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability varies by state. You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; until we have paid the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office. For more information on the costs of the Additional Protection (insurance) Rider, see "In Summary: Fee Tables," beginning on page 5 and "Charges," beginning on page 17.

Change Of Insured Rider

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured. You may elect this Rider at any time.

Additional (insurance) Protection Rider

This Rider is only available to purchase when you purchase the policy. The benefit is supplemental life insurance on the Insured. The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured’s death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. For more information, see "Death Benefit Options," on page 22.

The Rider’s cost is determined by multiplying a monthly cost of insurance by the Rider’s Death Benefit amount. For more information, see "In Summary: Fee Tables," beginning on page 5. You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider’s effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider. Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider’s Death Benefit. If the age of the Insured is misstated or erroneous, we will adjust the Rider’s Death Benefit to reflect the true age.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.

Initial Premium

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy. If we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50 per policy. The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount at Risk. Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner. The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right. If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

•
We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy; and

•
We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes. We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50 per policy.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus. See "In Summary: Fee Tables," beginning on page 5. Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy’s cash value (rather than a Premium payment), except for mortality and expense risk. We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

Premium Load (Charge)

This charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.

The Premium load is calculated based on the policy’s target premium, which is determined in accordance with SEC rules and regulations. The target premium is a specified percentage of the maximum Premium allowed under the Code to qualify the policy as life insurance. Your policy data page indicates your specific target premium. The premium load calculation applicable to your policy depends on the date that you applied for or purchased the policy, and the total premium paid to the policy in the first policy year (the “First Year Premium”).

Premium Load Applicable To Policies With Applications Signed
On Or After January 3, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including target premium PLUS 5% of Premium payments in excess of target premium	1	7% of Premium payments up to and including target premium PLUS 4% of Premium payments in excess of target premium
	2	6% of Premium payments up to and including target premium PLUS 3% of Premium payments in excess of target premium
	3	5% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	4	4% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	5	3% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including target premium PLUS 3.5% of Premium payments in excess of target premium	8
9
10
3.5% of Premium payments	11 +

Premium Load Applicable To Policies Issued On Or After September 9, 2002
With Applications Signed Before January 3, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including target premium PLUS 7% of Premium payments in excess of target premium	1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target premium
PLUS
[3.29% - (A x B)] of Premium payments for the rider portion of the Specified Amount, where
A = 1.29% of the Premium payments allocable to the rider portion of the Specified Amount; and
B = the ratio of the rider portion of the Specified Amount to the total Specified Amount

	2
	3
	4
	5
	6	3.5% of Premium payments
	7
5.5% of Premium payments	8
	9
	10
3.5% of Premium payments	11 +	2% of Premium payments

Premium Load Applicable To Policies Issued Prior To September 9, 2002
Policy Year	Premium Load for All Policies
1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target premium
PLUS
6.5% of Premium payments for the rider portion of the Specified Amount

2
3
4
5
6
7
8+	3.5% of Premium payments

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount. Currently we do not assess this charge.

Cost Of Insurance

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount. This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense. The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings. The current cost of insurance charges are based on future expectations for factors such as: mortality;

investment earnings; persistency; expenses; and taxes. Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge. Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase. Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

Mortality And Expense Risk

The charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. This charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The current charge, which applies to policies with applications signed on or after January 3, 2006, declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

A separate mortality and expense risk charge schedule applies to policies with applications signed before January 3, 2006, as follows:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

Policy Loan Interest

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan. If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.

Administrative

The maximum guaranteed administrative charge is $10, but we currently are charging $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

Additional (insurance) Protection Rider

This charge compensates us for providing supplemental life insurance on the Insured. We will determine this charge by multiplying the Rider’s current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider. Periodically, we will reevaluate the Rider’s current cost of insurance rates based on our expectations about future experience. Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class. Any changes in these expectations may result in increased cost of insurance charges for the Rider.

A Note On Charges

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In Summary: Fee Tables," section sets out the costs you incur when you purchase this policy. The following two paragraphs describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." We pay commission of up to 28% of first year premiums and up to 10% for renewal premiums after the first year. Other compensation may total up to 13% of first year premium.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximums discussed above. Commission may be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.

The payment of such total compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of total compensation we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services brokerage firms provide. Individual registered representatives typically receive a portion of the total compensation we pay, depending on their arrangement with their brokerage firm.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide’s Corporate Insurance Unit.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding paragraphs. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account’s purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The underlying mutual funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from fund assets, or service/administration or other similar agreements often between the fund adviser and us or our affiliates with no direct deduction from fund assets. In setting the charges for this policy we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

The Death Benefit

Calculation Of The Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected. Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy’s Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death

Benefit. Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000. We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured. If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000. If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution. For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code. In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition. If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated. We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded. Taxes arising from the pre-death distribution, if any, are your responsibility. We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

Death Benefit Options

There are the three Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option One

The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

Option Two

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

Option Three

The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders. Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment. For more information, see "Other Amounts Paid At Surrender," beginning on page 23. This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

The Minimum Required Death Benefit

Each death benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

Changes In The Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. You may not change from or to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change. Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy’s cost of insurance. The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the cash surrender value at any time while the Insured is alive. We calculate the cash surrender value based on the policy's cash value. For more information, see "Cash Value," beginning on page 10. To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

Other Amounts Paid At Surrender

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy’s Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue. We will inform you of the availability of this arrangement at the time you apply for the policy. This payment will not be made from the policy, but is a separate obligation of Nationwide. This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

•	the number of Insureds;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the policies are being purchased;

•	the expected persistency of the policies; and

•	any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy’s Cash Surrender Value from our general account. We urge you to consult with your tax adviser about the tax treatment of additional surrender payments. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

Partial Surrender

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus. We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

•	the minimum partial surrender is $500;

•	a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

•	the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

•	after the partial surrender, the policy continues to qualify as life insurance.

Reduction Of Specified Amount On A Partial Surrender

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender. If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase. Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy’s cost of insurance. The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as the fluctuation in the policy’s Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders. A preferred partial surrender is a partial surrender that:

•	occurs before the 15th policy anniversary; and

•	when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

• against the most recent increase in the Specified Amount;

• against the next most recent increases in the Specified Amount in succession; and

• against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none. Certain partial surrenders may result in currently taxable income and tax penalties. Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 29.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured’s death) after we receive your written request at our Home Office. We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account. Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units. For more information, see "Valuation of Accumulation Units," beginning on page 10. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office. At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office. Changing the beneficiary of the policy will revoke the settlement options in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of "The Payout Options" section only, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

Income For A Fixed Period

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

Life Income With Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income For Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

Joint And Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer. We will make no payments to the last surviving payee's estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

 Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. With dollar cost averaging, you may also have Premium transferred from the GVIT Gartmore GVIT Money Market Fund.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount And Interest

The minimum policy loan you may take is $500. You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)	is 90% of the Sub-Account portfolios;

(2)	is 100% of the fixed account; and

(3)	is 100% of the loan account.

We guarantee the effective annual interest rate will not exceed 3.75%. Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan. If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

Collateral

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured’s lifetime. The minimum repayment is $50. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

Net Effect Of Loans

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 5. Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount. A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

Lapse

So long as your policy’s Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both. The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

Grace Period

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction. The Grace Period will end 61 days after the day the notice is mailed. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing evidence of insurability satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•	paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

•	paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

Taxes

Types Of Taxes Of Which To Be Aware

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2006, up to $12,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first $1 million in lifetime gifts (calculated after taking into account the $12,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor’s spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2006, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $2 million amount increases to $3.5 million in 2009. The federal estate tax (but not the gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2006, 46%, which will decrease again in 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

Buying The Policy

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as where the premium is paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain In The Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed before the death of the insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the contract would be treated as taxable ordinary income for federal tax purposes.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy’s compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

Periodic Withdrawals, Non-Periodic Withdrawals And Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that, at the time of the transaction, the Cash Value of the policy exceeds the Premiums previously paid into the policy at the time of the transaction. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner’s "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrender Of The Policy

A full surrender, or cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is vary large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at a rate established by Section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or

•	interest that is deemed to have been forgiven on a loan that was deemed to have been made by the employer.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging The Policy For Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend when tax would be payable. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old contract.

If the contract is subject to a policy indebtedness which is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation Of Death Benefits

Federal Income Tax. The death Proceeds payable under a policy generally are excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred to a new owner for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the payment of the death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the death Proceeds and pay them directly to the IRS as the GSTT liability.

If the owner of the contract is not the Insured or the beneficiary, payment of the death benefit to the beneficiary will be treated as a gift by the owner to the beneficiary.

Terminal Illness

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the death benefit rules of Section 101 of the Code.

Special Considerations For Corporations

Section 264 of the Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because the application of these rules is affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

Taxes And The Value Of Your Policy

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon this expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien,or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VL Separate Account-C

Organization, Registration And Operation

Nationwide VL Separate Account-C is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC’s supervision of this account’s management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at Net Asset Value. Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies. If the separate account’s assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account. The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Addition, Deletion, Or Substitution Of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

Voting Rights

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio’s shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life and Annuity Insurance Company

Nationwide and its parent company, Nationwide Life Insurance Company (NLIC) are parties to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back NLIC’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing NLIC’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide and NLIC intend to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and NLIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLIC intend to defend this lawsuit vigorously.

The following cases relate specifically to NLIC (Nationwide’s parent):

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. NLIC intends to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District

Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, NLIC’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. NLIC intends to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and for Nationwide VL Separate Account - C. You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of t he company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. You have voting rights with respect to the Sub-Accounts. For more information, see “Voting Rights,” beginning on page 33.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This sub-account is only available in policies issued before September 27, 1999.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This sub-account is only available in policies issued before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
Investment Adviser:	BAMCO, Inc.
Investment Objective:	Capital appreciation.

Calvert Variable Series, Inc. - CVS Social Equity Portfolio
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	Calvert Asset Management Company, Inc.
Sub-Adviser:	Atlanta Capital Management Company, L.L.C.
Investment Objective:	Growth of capital.

Credit Suisse Trust - Global Small Cap Portfolio
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management L.L.C.
Investment Objective:	Capital appreciation.

Credit Suisse Trust - International Focus Portfolio
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management (Australia ) Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This sub-account is only available in policies issued before May 1, 2000.
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long term growth of capital and income.

Credit Suisse Trust - Small Cap Growth Portfolio
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital growth.

DWS Variable Series II -Dreman High Return Equity VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Dreman Value Management L.L.C.
Investment Objective:	High rate of total return.

Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2005.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Results that exceed total return performance of the S&P Midcap 400.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

FAM Series Funds, Inc. - Mercury International Index Portfolio: Class II
Investment Adviser:	Merrill Lynch Investment Managers, L.P.
Investment Objective:
To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (Capitalization Weighted) Index in U.S. dollars with net dividends (the "EAFE Index") as closely as possible before the deduction of portfolio expenses.

FAM Variable Series Funds, Inc. - Mercury Large Cap Core V.I. Fund: Class II
Investment Adviser:	Merrill Lynch Investment Managers, L.P.
Investment Objective:	High total investment return.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2002.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class V
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class I
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This sub-account is only available in policies issued before May 1, 2006.
Investment Adviser:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term capital appreciation.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
This sub-account is only available in policies issued before May 1, 2005.
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2006.
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Growth of capital and secondarily, current income by investing primarily in equity securities.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
Investment Adviser:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2005.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in “growth type” companies.

PIMCO Variable Insurance Trust -All Asset Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust -Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust -Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I Shares
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2004.
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation by investing in mid-cap stocks with the potential for above-average earnings growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term growth of capital primarily in the common stocks of companies operating in sectors T. Rowe Price believes will the fastest growing in the United States.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Discovery Fund
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class
This sub-account is only available in policies issued before February 1, 2003.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Attained Age - The Insured’s Issue Age plus the number of full years since the Policy Date.
Cash Surrender Value - The policy’s Cash Value minus the amount of any loans and minus any outstanding charges.
Cash Value - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy’s investment options.
Code - The Internal Revenue Code of 1986, as amended.

Death Benefit - The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges. The Death Benefit consists of the base policy coverage and the Additional (insurance) Protection Rider coverage, if applicable.

FDIC - Federal Deposit Insurance Corporation.
Grace Period - The period in which the Policy is In Force even though a Premium payment is past due.
Home Office - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force - The insurance coverage is in effect.
Insured - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience - The rate of return or performance for investment options.
Lapse - The policy terminates without value.
Maturity Date - The policy anniversary on or next following the Insured's 100th birthday.
NCUSIF - Nationwide Credit Union Share Insurance Fund.
Net Amount at Risk - The policy’s Death Benefit minus the policy’s Cash Value.

Net Asset Value (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Net Premium - Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
Policy Date - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
Premium - The amount of money you pay to begin and continue the policy.
Rider - An optional benefit you may purchase under the policy.
SEC - The Securities and Exchange Commission.

Specified Amount - The dollar amount of insurance the owner selects. The Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider. This amount is used in determining the Death Benefit we will pay the beneficiary.

Sub-Accounts - The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.

Unit - Determines the variable investment part of your policy’s Cash Value. It represents your interest in the Sub-Accounts.
Us, we, our or the company - Nationwide Life and Annuity Insurance Company.

Valuation Period - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.

You, your or the policy owner or Owner - the person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8351.

Securities Act of 1933 Registration File No. 333-43639

Nationwide VL Separate Account-C
(Registrant)

Nationwide Life and Annuity Insurance Company
(Depositor)

One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION
Corporate Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2006 and the prospectuses for the variable investment options available under the policy. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2006.

Table of Contents
Nationwide Life and Annuity Insurance Company	1
Nationwide VL Separate Account-C	1
Nationwide Investment Services Corporation (NISC)	2
Services	2
Underwriting Procedure	2
Net Amount at Risk	3
Target Premium	3
Illustrations	3
Advertising	3
Money Market Yields	3
Historical Performance of the Sub-Accounts	3
Tax Definition of Life Insurance	3
Financial Statements	7

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company. All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Nationwide VL Separate Account-C

Nationwide VL Separate Account-C is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on July 22, 1997 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

1

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

We paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. We also act as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide VL Separate Account-C and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 financial statements of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure
We underwrite the policies issued through Nationwide VLI Separate Account-4 and Nationwide VL Separate Account-C. The policy's cost of insurance depends upon the Insured's issue age, underwriting class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds’ mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. For policies with applications signed on or after January 1, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan. The most favorable is Class A, followed by Class B, and then Class C. For policies issued before January 1, 2006, there are no sub-classifications.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

2

Net Amount at Risk
The policy’s cost of insurance is also dependent on the policy’s Net Amount At Risk, which equals the policy’s Death Benefit minus the policy’s Cash Value. For policies with applications signed before January 1, 2006, the policy’s Net Amount At Risk is allocated to the Additional (insurance) Protection Rider first (if applicable) and any remaining excess is allocated to the base policy coverage. For policies with applications signed on or after January 1, 2006, the policy’s Net Amount At Risk is allocated between base coverage and Additional (insurance) Protection Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount. This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount coverage received, as compared to the total Specified Amount.

If you did not elect the Additional (insurance) Protection Rider, this distinction is irrelevant.

Target Premium
We use “target premium” to calculate the premium load charge. For all policies, target premium is calculated according to established SEC rules and regulations. For policies with applications signed before January 1, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code. For policies with applications signed on or after January 1, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance. Additionally, in determining the target premium, we assume: the policy is not a modified endowment contract (as defined in the Code); the policy’s death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

3

The tables below show the numeric requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Younger Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%

4

Attained Age of Younger Insured	Percentage of Cash Value
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the ages, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
31	121%
32	119%
33	118%
34	116%
35	115%

5

Policy Year	Percentage of Cash Value
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 8, 2006

7

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 889 shares (cost $10,155)	$11,001

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA) 5,315 shares (cost $127,159)	132,240

American Century VP – Balanced Fund – Class I (ACVPBal) 9,376 shares (cost $67,617)	70,320

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 175,407 shares (cost $1,347,055)	1,640,058

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 1,347,528 shares (cost $8,326,099)	10,119,937

American Century VP – International Fund – Class I (ACVPInt) 840,502 shares (cost $5,465,763)	6,917,332

American Century VP – Ultra® Fund – Class I (ACVPUltra) 85,915 shares (cost $877,766)	891,797

American Century VP – Value Fund – Class I (ACVPVal) 550,826 shares (cost $4,344,144)	4,516,777

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset) 10,037 shares (cost $270,263)	280,647

Calvert VS – Social Equity Portfolio (CVSSoEq) 227 shares (cost $3,858)	4,017

Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen) 19,447 shares (cost $248,148)	251,841

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 3,641 shares (cost $37,407)	42,598

Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV) 11,300 shares (cost $146,937)	162,501

Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr) 39,149 shares (cost $586,454)	582,930

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS) 43 shares (cost $763)	822

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 273,803 shares (cost $4,135,523)	4,564,302

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,300,074 shares (cost $34,913,141)	41,368,341

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 6,876 shares (cost $168,939)	179,335

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 27,854 shares (cost $960,244)	1,033,672

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 8,909 shares (cost $180,938)	194,387

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 146,842 shares (cost $2,339,349)	2,568,260

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 51,255 shares (cost $591,764)	579,180
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr) 7,340 shares (cost $234,715)	$247,345

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 253,574 shares (cost $5,973,607)	6,438,232

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 524,108 shares (cost $17,234,524)	17,589,048

Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS) 311,019 shares (cost $2,050,901)	1,909,657

Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS) 320,953 shares (cost $5,324,256)	6,585,961

Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM) 501,492 shares (cost $7,118,094)	7,542,435

Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon) 12,766 shares (cost $259,275)	396,142

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 444,812 shares (cost $12,792,719)	13,758,045

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS) 89,454 shares (cost $1,226,392)	1,550,238

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 2,632 shares (cost $34,494)	36,770

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 157,152 shares (cost $2,275,071)	2,454,707

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 148,768 shares (cost $2,469,912)	2,582,616

Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts) 18,035 shares (cost $239,078)	235,899

Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc) 155,222 shares (cost $1,243,970)	1,206,073

Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1) 74,964 shares (cost $1,000,439)	949,048

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 939 shares (cost $10,715)	9,712

Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech) 72,791 shares (cost $266,101)	280,246

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 392 shares (cost $4,533)	3,971

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 993,937 shares (cost $11,967,144)	11,470,031

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 24,867 shares (cost $252,111)	284,723

Gartmore GVIT – International Growth Fund: Class I (GVITIntGro) 35,046 shares (cost $292,350)	322,770

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal) 1,192,537 shares (cost $11,224,580)	11,961,142

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 19,733 shares (cost $479,925)	535,752

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 1,002,454 shares (cost $1,002,454)	1,002,454

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 163,438 shares (cost $1,507,872)	1,936,743
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 83,046 shares (cost $1,097,032)	$1,320,437

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 518,621 shares (cost $6,330,301)	5,979,695

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 441,331 shares (cost $10,200,434)	10,053,524

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 1,535 shares (cost $17,169)	16,565

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 251,028 shares (cost $2,502,309)	2,452,544

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 7,721 shares (cost $85,584)	89,026

Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead) 29,557 shares (cost $317,692)	376,556

Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5) 71,327,412 shares (cost $71,327,412)	71,327,412

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 63,906 shares (cost $715,020)	728,532

Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap) 179,435 shares (cost $2,648,576)	2,786,631

Janus AS – Balanced Portfolio – Service Shares (JanBal) 14,291 shares (cost $320,359)	380,432

Janus AS – Forty Portfolio – Service Shares (JanCapAp) 15,919 shares (cost $392,046)	436,978

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 229,016 shares (cost $820,680)	906,902

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 34,391 shares (cost $861,821)	1,209,544

JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr) 56,728 shares (cost $915,741)	1,113,572

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 174,296 shares (cost $2,480,836)	3,050,175

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 55,560 shares (cost $990,423)	1,126,758

Neuberger Berman AMT – Partners Portfolio®– I Class Shares (NBAMTPart) 69,250 shares (cost $1,346,014)	1,482,650

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 284 shares (cost $3,759)	4,026

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro) 151,153 shares (cost $5,611,710)	7,465,460

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 242,020 shares (cost $7,874,376)	9,322,617

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 59,587 shares (cost $1,760,133)	1,989,017

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 8,130 shares (cost $160,267)	177,157

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr) 57,588 shares (cost $949,533)	983,021

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 116,863 shares (cost $1,337,620)	1,307,697
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset) 5,502 shares (cost $65,836)	$64,974
PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur) 712,595 shares (cost $7,309,495)	7,190,086
PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet) 247,904 shares (cost $3,220,345)	3,145,907
PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet) 1,302,396 shares (cost $13,592,689)	13,336,536
Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield) 595 shares (cost $6,579)	6,479
Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap) 369,441 shares (cost $4,009,270)	4,643,873
T. Rowe Price – New America Growth Portfolio (TRowNewAmG) 14,351 shares (cost $277,767)	291,621
T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 314,008 shares (cost $6,819,180)	6,832,806
T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2) 163,239 shares (cost $3,871,913)	4,133,212
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 67,175 shares (cost $1,045,067)	1,337,462
Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 18,105 shares (cost $444,791)	502,230
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 17,530 shares (cost $154,118)	158,474
Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 26,225 shares (cost $310,235)	319,418
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 147,312 shares (cost $2,919,420)	3,399,969
Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT (StDisc2) 1,912 shares (cost $26,031)	27,421
Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2) 130,532 shares (cost $2,710,685)	3,161,475

Total Investments	342,040,926
Accounts Receivable	16,792

Total Assets	342,057,718

Accounts Payable	7,215

Contract Owners Equity (note 7)	$342,050,503

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBValue	AlVPGrIncA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInt	ACVPUltra
Reinvested dividends	$5,697,170	10	5,098	7,690	–	191,366	81,302	–
Mortality and expense risk charges (note 3)	(722,070)	(26)	(924)	(942)	(3,414)	(17,670)	(14,962)	(748)

Net investment income (loss)	4,975,100	(16)	4,174	6,748	(3,414)	173,696	66,340	(748)

Proceeds from mutual fund shares sold	194,027,566	5,678	988,670	421,106	638,633	349,470	2,001,499	14,350
Cost of mutual fund shares sold	(182,824,618)	(5,212)	(956,188)	(356,868)	(533,321)	(327,066)	(1,725,136)	(13,948)

Realized gain (loss) on investments	11,202,948	466	32,482	64,238	105,312	22,404	276,363	402
Change in unrealized gain (loss) on investments	(1,436,382)	136	(36,484)	(50,667)	194,357	239,330	527,505	12,712

Net gain (loss) on investments	9,766,566	602	(4,002)	13,571	299,669	261,734	803,868	13,114

Reinvested capital gains	4,267,322	122	–	162	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,008,988	708	172	20,481	296,255	435,430	870,208	12,366

Investment activity:	ACVPVal	BCFTCpAsset	CVSSoEq	CSGPVen	CSIntFoc	CSLCapV	CSSmCapGr	DryMidCapStS
Reinvested dividends	$42,034	–	2	–	350	1,514	–	–
Mortality and expense risk charges (note 3)	(11,498)	(870)	(8)	(904)	(88)	(470)	(2,298)	(2)

Net investment income (loss)	30,536	(870)	(6)	(904)	262	1,044	(2,298)	(2)

Proceeds from mutual fund shares sold	1,345,744	684,295	70	1,624,576	23,734	79,729	2,389,643	56
Cost of mutual fund shares sold	(1,057,644)	(597,401)	(68)	(1,559,675)	(19,760)	(69,111)	(2,297,214)	(55)

Realized gain (loss) on investments	288,100	86,894	2	64,901	3,974	10,618	92,429	1
Change in unrealized gain (loss) on investments	(609,848)	(46,683)	160	(22,324)	1,274	3,792	(109,277)	60

Net gain (loss) on investments	(321,748)	40,211	162	42,577	5,248	14,410	(16,848)	61

Reinvested capital gains	486,362	–	–	–	–	–	–	2

Net increase (decrease) in contract owners’ equity resulting from operations	$195,150	39,341	156	41,673	5,510	15,454	(19,146)	61

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DrySmCapIxS	DryStkIx	DrySRGro	DryVIFApp	DryVIFGrInc	DryVIFIntVal	FedQualBd	FidVIPEI
Reinvested dividends	$–	637,104	–	230	5,754	–	61,196	–
Mortality and expense risk charges (note 3)	(5,944)	(84,106)	(458)	(3,436)	(1,252)	(4,552)	(3,466)	–

Net investment income (loss)	(5,944)	552,998	(458)	(3,206)	4,502	(4,552)	57,730	–

Proceeds from mutual fund shares sold	810,809	7,383,682	68,931	1,089,897	439,682	311,262	1,251,358	4,858
Cost of mutual fund shares sold	(664,607)	(6,401,740)	(66,700)	(958,238)	(365,173)	(277,490)	(1,323,417)	(4,929)

Realized gain (loss) on investments	146,202	981,942	2,231	131,659	74,509	33,772	(72,059)	(71)
Change in unrealized gain (loss) on investments	48,850	155,975	2,864	(67,258)	(58,671)	172,162	13,564	–

Net gain (loss) on investments	195,052	1,137,917	5,095	64,401	15,838	205,934	(58,495)	(71)

Reinvested capital gains	6,406	–	–	–	–	32,118	10,498	–

Net increase (decrease) in contract owners’ equity resulting from operations	$195,514	1,690,915	4,637	61,195	20,340	233,500	9,733	(71)

Investment activity:	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPAM
Reinvested dividends	$1,202	–	3,088	65,678	65,280	279,800	18,234	200,704
Mortality and expense risk charges (note 3)	(654)	(24)	(270)	(11,098)	(29,948)	(4,732)	(9,946)	(19,110)

Net investment income (loss)	548	(24)	2,818	54,580	35,332	275,068	8,288	181,594

Proceeds from mutual fund shares sold	334,717	171,537	562,778	356,437	1,594,052	281,529	874,894	3,635,019
Cost of mutual fund shares sold	(337,424)	(170,544)	(539,362)	(346,938)	(2,173,075)	(270,132)	(519,616)	(3,489,059)

Realized gain (loss) on investments	(2,707)	993	23,416	9,499	(579,023)	11,397	355,278	145,960
Change in unrealized gain (loss) on investments	3,333	(1,959)	(30,606)	88,581	1,446,872	(245,126)	528,802	(59,772)

Net gain (loss) on investments	626	(966)	(7,190)	98,080	867,849	(233,729)	884,080	86,188

Reinvested capital gains	–	–	2,416	151,826	–	–	16,410	2,572

Net increase (decrease) in contract owners’ equity resulting from operations	$1,174	(990)	(1,956)	304,486	903,181	41,339	908,778	270,354

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPCon	FidVIPConS	FidVIPGrOpS	FidVIPVaIS	FrVIPForSec2	GVITDMidCapI	GVITEmMrkts	GVITFHiInc
Reinvested dividends	$1,086	8,100	11,892	–	45,326	26,310	7,730	86,450
Mortality and expense risk charges (note 3)	(926)	(18,534)	(3,694)	(438)	(6,608)	(5,134)	(4,384)	(2,776)

Net investment income (loss)	160	(10,434)	8,198	(438)	38,718	21,176	3,346	83,674

Proceeds from mutual fund shares sold	30,117	6,177,662	250,585	187,886	3,251,189	2,620,269	10,493,425	102,184
Cost of mutual fund shares sold	(20,071)	(4,990,734)	(223,366)	(174,593)	(2,746,842)	(2,437,180)	(10,826,226)	(99,835)

Realized gain (loss) on investments	10,046	1,186,928	27,219	13,293	504,347	183,089	(332,801)	2,349
Change in unrealized gain (loss) on investments	47,510	234,300	86,842	(23,087)	(238,512)	(190,063)	(7,319)	(56,482)

Net gain (loss) on investments	57,556	1,421,228	114,061	(9,794)	265,835	(6,974)	(340,120)	(54,133)

Reinvested capital gains	68	736	–	6,452	–	144,956	19,838	–

Net increase (decrease) in contract owners’ equity resulting from operations	$57,784	1,411,530	122,259	(3,780)	304,553	159,158	(316,936)	29,541

Investment activity:	GVITGlFin1	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd	GVITGrowth	GVITIntGro	GVITJPBal
Reinvested dividends	$4,804	–	–	42	504,348	208	472	219,750
Mortality and expense risk charges (note 3)	(250)	(838)	(756)	(10)	(29,646)	(660)	(126)	(22,500)

Net investment income (loss)	4,554	(838)	(756)	32	474,702	(452)	346	197,250

Proceeds from mutual fund shares sold	1,928	2,247,901	603,018	34,839	4,856,779	41,903	760	470,283
Cost of mutual fund shares sold	(1,786)	(2,255,951)	(595,128)	(34,337)	(5,144,948)	(36,575)	(674)	(418,723)

Realized gain (loss) on investments	142	(8,050)	7,890	502	(288,169)	5,328	86	51,560
Change in unrealized gain (loss) on investments	(51,611)	(1,083)	11,289	(562)	198,094	14,289	30,421	49,966

Net gain (loss) on investments	(51,469)	(9,133)	19,179	(60)	(90,075)	19,617	30,507	101,526

Reinvested capital gains	70,038	26,224	–	430	26,058	–	720	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,123	16,253	18,423	402	410,685	19,165	31,573	298,776

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec
Reinvested dividends	$–	86,198	17,092	–	3,984	–	–	97,234
Mortality and expense risk charges (note 3)	(2,342)	(8,032)	(4,196)	(4,682)	(15,700)	(23,108)	(34)	(5,930)

Net investment income (loss)	(2,342)	78,166	12,896	(4,682)	(11,716)	(23,108)	(34)	91,304

Proceeds from mutual fund shares sold	5,080,652	22,742,005	89,173	2,942,477	5,104,699	4,123,053	687	205,995
Cost of mutual fund shares sold	(5,130,304)	(22,742,005)	(63,766)	(2,167,032)	(4,920,491)	(3,240,839)	(667)	(204,475)

Realized gain (loss) on investments	(49,652)	–	25,407	775,445	184,208	882,214	20	1,520
Change in unrealized gain (loss) on investments	(12,354)	–	93,564	(847,614)	(591,359)	(869,951)	(1,050)	(57,484)

Net gain (loss) on investments	(62,006)	–	118,971	(72,169)	(407,151)	12,263	(1,030)	(55,964)

Reinvested capital gains	–	–	–	–	697,936	1,194,206	2,732	13,296

Net increase (decrease) in contract owners’ equity resulting from operations	$(64,348)	78,166	131,867	(76,851)	279,069	1,183,361	1,668	48,636

Investment activity:	GVITCVal	GVITWLead	GVITMyMkt5	GVITIDCon	GVITIDMod	GVITIDModAgg	GSVITMidCap	JanBal
Reinvested dividends	$1,464	2,712	1,761,340	4,098	16,820	–	18,016	7,558
Mortality and expense risk charges (note 3)	(228)	(696)	(138,560)	(574)	(1,810)	(10)	(7,042)	(1,330)

Net investment income (loss)	1,236	2,016	1,622,780	3,524	15,010	(10)	10,974	6,228

Proceeds from mutual fund shares sold	37,870	21,425	28,972,846	325,283	1,216,349	46,050	1,021,034	806,810
Cost of mutual fund shares sold	(33,003)	(12,939)	(28,972,846)	(305,648)	(1,165,940)	(45,856)	(712,202)	(693,081)

Realized gain (loss) on investments	4,867	8,486	–	19,635	50,409	194	308,832	113,729
Change in unrealized gain (loss) on investments	(3,927)	42,904	–	(18,972)	(31,678)	–	(307,764)	(104,980)

Net gain (loss) on investments	940	51,390	–	663	18,731	194	1,068	8,749

Reinvested capital gains	2,236	–	–	2,196	12,786	–	302,186	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,412	53,406	1,622,780	6,383	46,527	184	314,228	14,977

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	JanCapAp	JanGlTech	JanIntGro	OGMidCapGr	FAMIntIndx	NBAMTGro	NBAMTGuard	NBAMTLMat
Reinvested dividends	$26	–	10,846	–	–	–	4,432	–
Mortality and expense risk charges (note 3)	(1,386)	(2,336)	(2,366)	(2,078)	(2)	(776)	(4,448)	–

Net investment income (loss)	(1,360)	(2,336)	8,480	(2,078)	(2)	(776)	(16)	–

Proceeds from mutual fund shares sold	2,830,653	754,883	36,731	181,995	9,494	453,877	324,068	11,134
Cost of mutual fund shares sold	(2,836,913)	(662,457)	(25,346)	(131,007)	(9,389)	(356,564)	(298,377)	(11,143)

Realized gain (loss) on investments	(6,260)	92,426	11,385	50,988	105	97,313	25,691	(9)
Change in unrealized gain (loss) on investments	11,497	8,096	264,038	35,998	–	(50,931)	177,451	–

Net gain (loss) on investments	5,237	100,522	275,423	86,986	105	46,382	203,142	(9)

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,877	98,186	283,903	84,908	103	45,606	203,126	(9)

Investment activity:	NBAMTMCGr	NBAMTPart	NBAMTFasc	OppAggGro	OppCapAp	OppGlSec	OppMSFund	OppMultStr
Reinvested dividends	$–	12,680	–	–	113,272	6,604	2,386	28,010
Mortality and expense risk charges (note 3)	(3,222)	(3,512)	(8)	(12,786)	(21,824)	(2,594)	(484)	(2,950)

Net investment income (loss)	(3,222)	9,168	(8)	(12,786)	91,448	4,010	1,902	25,060

Proceeds from mutual fund shares sold	1,368,487	1,350,025	375	1,983,093	4,360,022	254,862	133,059	1,766,721
Cost of mutual fund shares sold	(1,231,573)	(1,192,180)	(352)	(1,980,642)	(4,127,385)	(215,012)	(121,475)	(1,797,710)

Realized gain (loss) on investments	136,914	157,845	23	2,451	232,637	39,850	11,584	(30,989)
Change in unrealized gain (loss) on investments	(33,426)	50,918	75	789,659	167,575	106,759	(3,551)	(37,683)

Net gain (loss) on investments	103,488	208,763	98	792,110	400,212	146,609	8,033	(68,672)

Reinvested capital gains	–	294	18	–	–	–	–	57,222

Net increase (decrease) in contract owners’ equity resulting from operations	$100,266	218,225	108	779,324	491,660	150,619	9,935	13,610

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	OppBdFd	PVITAllAsset	PIMLowDur	PIMRealRet	PIMTotRet	PVCTHiYield	RCFMicroCap	TRowNewAmG
Reinvested dividends	$83,118	1,210	156,860	63,192	447,362	3,342	23,140	–
Mortality and expense risk charges (note 3)	(3,632)	(42)	(13,372)	(5,274)	(29,116)	(144)	(10,052)	(298)

Net investment income (loss)	79,486	1,168	143,488	57,918	418,246	3,198	13,088	(298)

Proceeds from mutual fund shares sold	1,151,558	1,108	277,895	2,634,899	9,572,973	270,008	911,832	2,697
Cost of mutual fund shares sold	(1,160,208)	(1,126)	(280,267)	(2,657,379)	(9,507,562)	(270,623)	(746,110)	(2,560)

Realized gain (loss) on investments	(8,650)	(18)	(2,372)	(22,480)	65,411	(615)	165,722	137
Change in unrealized gain (loss) on investments	(39,841)	(861)	(125,493)	(65,372)	(423,522)	(4,285)	210,832	13,855

Net gain (loss) on investments	(48,491)	(879)	(127,865)	(87,852)	(358,111)	(4,900)	376,554	13,992

Reinvested capital gains	–	192	19,234	28,740	223,718	2,916	69,916	–

Net increase (decrease) in contract owners’ equity resulting from operations	$30,995	481	34,857	(1,194)	283,853	1,214	459,558	13,694

Investment activity:	TRowEqInc2	TRowMidCap2	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKEmMkt	VKMidCapG	VKUSRealEst
Reinvested dividends	$89,976	–	–	2,426	310	11,646	–	35,662
Mortality and expense risk charges (note 3)	(14,798)	(11,848)	–	(2,590)	(4,116)	(364)	(944)	(7,856)

Net investment income (loss)	75,178	(11,848)	–	(164)	(3,806)	11,282	(944)	27,806

Proceeds from mutual fund shares sold	2,905,024	5,852,416	6,737	196,124	11,169,641	34,609	2,892,474	1,818,871
Cost of mutual fund shares sold	(2,519,691)	(4,328,117)	(6,715)	(146,239)	(10,424,163)	(35,374)	(2,785,131)	(1,280,125)

Realized gain (loss) on investments	385,333	1,524,299	22	49,885	745,478	(765)	107,343	538,746
Change in unrealized gain (loss) on investments	(449,046)	(1,150,580)	–	244,337	45,146	3,781	(89,322)	(236,216)

Net gain (loss) on investments	(63,713)	373,719	22	294,222	790,624	3,016	18,021	302,530

Reinvested capital gains	306,796	228,406	–	–	–	2,474	–	78,770

Net increase (decrease) in contract owners’ equity resulting from operations	$318,261	590,277	22	294,058	786,818	16,772	17,077	409,106

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	StDisc2	StOpp2
Reinvested dividends	$–	–
Mortality and expense risk charges (note 3)	(388)	(11,090)

Net investment income (loss)	(388)	(11,090)

Proceeds from mutual fund shares sold	206,721	4,456,669
Cost of mutual fund shares sold	(183,605)	(3,646,924)

Realized gain (loss) on investments	23,116	809,745
Change in unrealized gain (loss) on investments	(24,761)	(326,490)

Net gain (loss) on investments	(1,645)	483,255

Reinvested capital gains	16,638	–

Net increase (decrease) in contract owners’ equity resulting from operations	$14,605	472,165

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBValue		AlVPGrIncA		ACVPBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,975,100	3,846,740	(16)	(14)	4,174	24,426	6,748	3,092
Realized gain (loss) on investments	11,202,948	15,184,069	466	485	32,482	568,060	64,238	30,188
Change in unrealized gain (loss) on investments	(1,436,382)	5,129,892	136	134	(36,484)	(194,909)	(50,667)	4,859
Reinvested capital gains	4,267,322	2,952,444	122	–	–	–	162	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,008,988	27,113,145	708	605	172	397,577	20,481	38,139

Equity transactions:
Purchase payments received from contract owners (note 6)	7,435,172	12,125,820	8,156	9,702	27,792	15,290	14,352	4
Transfers between funds	–	–	(4,428)	(4,638)	(688,436)	1,159,974	(276,724)	76,764
Surrenders (note 6)	(5,251,072)	(87,587,776)	–	(2,642)	(194,146)	(4,231,210)	(100,132)	(33,518)
Death benefits (note 4)	(119,076)	(335,216)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(32)	(22)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,366,534)	(7,183,508)	(304)	(246)	(4,134)	(66,044)	(14,004)	(12,234)
Adjustments to maintain reserves	10,485	(8,515)	10	23	107	53	14	11

Net equity transactions	(4,291,057)	(82,989,217)	3,434	2,199	(858,817)	(3,121,937)	(376,494)	31,027

Net change in contract owners’ equity	14,717,931	(55,876,072)	4,142	2,804	(858,645)	(2,724,360)	(356,013)	69,166
Contract owners’ equity beginning of period	327,332,572	383,208,644	6,883	4,079	991,013	3,715,373	426,344	357,178

Contract owners’ equity end of period	$342,050,503	327,332,572	11,025	6,883	132,368	991,013	70,331	426,344

CHANGES IN UNITS:
Beginning units	28,114,592	36,010,506	474	311	67,276	280,678	37,018	33,960

Units purchased	6,839,867	15,679,094	648	766	2,779	106,522	1,197	7,365
Units redeemed	(6,918,921)	(23,575,008)	(402)	(603)	(61,453)	(319,924)	(32,381)	(4,307)

Ending units	28,035,538	28,114,592	720	474	8,602	67,276	5,834	37,018

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPCapAp		ACVPIncGr		ACVPInt		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,414)	(2,082)	173,696	111,646	66,340	16,182	(748)	(38)
Realized gain (loss) on investments	105,312	115,699	22,404	(17,649)	276,363	1,064,887	402	1,375
Change in unrealized gain (loss) on investments	194,357	14,885	239,330	1,015,223	527,505	178,163	12,712	146
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	296,255	128,502	435,430	1,109,220	870,208	1,259,232	12,366	1,483

Equity transactions:
Purchase payments received from contract owners (note 6)	46,100	34	91,430	188,114	60,320	85,788	27,860	10,878
Transfers between funds	582,230	583,764	40,680	(294,220)	(847,824)	2,149,580	838,350	(2,338)
Surrenders (note 6)	(462,014)	–	(32,586)	(82,952)	(138,284)	(3,115,972)	–	(4,392)
Death benefits (note 4)	–	–	–	(24,922)	–	(11,610)	–	–
Net policy repayments (loans) (note 5)	–	–	–	4	–	(4)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,314)	(24,006)	(148,892)	(135,054)	(110,374)	(110,994)	(3,352)	(478)
Adjustments to maintain reserves	9	28	19	92	43	105	5	20

Net equity transactions	127,011	559,820	(49,349)	(348,938)	(1,036,119)	(1,003,107)	862,863	3,690

Net change in contract owners’ equity	423,266	688,322	386,081	760,282	(165,911)	256,125	875,229	5,173
Contract owners’ equity beginning of period	1,216,822	528,500	9,733,910	8,973,628	7,083,315	6,827,190	16,585	11,412

Contract owners’ equity end of period	$1,640,088	1,216,822	10,119,991	9,733,910	6,917,404	7,083,315	891,814	16,585

CHANGES IN UNITS:
Beginning units	103,872	48,415	834,888	867,106	706,222	740,358	1,504	1,142

Units purchased	49,647	57,686	14,602	22,144	59,867	661,345	79,412	1,286
Units redeemed	(38,535)	(2,229)	(18,766)	(54,362)	(145,789)	(695,481)	(1,622)	(924)

Ending units	114,984	103,872	830,724	834,888	620,300	706,222	79,294	1,504

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPVal		BCFTCpAsset		CVSSoEq		CSGPVen
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$30,536	42,070	(870)	(520)	(6)	–	(904)	(612)
Realized gain (loss) on investments	288,100	674,842	86,894	4,791	2	–	64,901	62,716
Change in unrealized gain (loss) on investments	(609,848)	(56,048)	(46,683)	56,356	160	–	(22,324)	(19,608)
Reinvested capital gains	486,362	42,908	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	195,150	703,772	39,341	60,627	156	–	41,673	42,496

Equity transactions:
Purchase payments received from contract owners (note 6)	39,292	319,546	52,886	44,198	–	–	19,314	23,300
Transfers between funds	(431,568)	515,792	(185,924)	219,080	3,892	–	(30,802)	(135,876)
Surrenders (note 6)	(41,746)	(1,164,208)	–	(1,014)	–	–	–	–
Death benefits (note 4)	(16,714)	(5,864)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(121,316)	(132,058)	(9,282)	(5,874)	(32)	–	(4,784)	(6,000)
Adjustments to maintain reserves	19	47	19	22	8	–	7	14

Net equity transactions	(572,033)	(466,745)	(142,301)	256,412	3,868	–	(16,265)	(118,562)

Net change in contract owners’ equity	(376,883)	237,027	(102,960)	317,039	4,024	–	25,408	(76,066)
Contract owners’ equity beginning of period	4,893,688	4,656,661	383,642	66,603	–	–	226,447	302,513

Contract owners’ equity end of period	$4,516,805	4,893,688	280,682	383,642	4,024	–	251,855	226,447

CHANGES IN UNITS:
Beginning units	310,922	337,516	24,338	5,295	–	–	23,348	36,710

Units purchased	2,494	106,374	17,126	21,603	290	–	2,363	2,675
Units redeemed	(39,510)	(132,968)	(24,182)	(2,560)	(2)	–	(3,297)	(16,037)

Ending units	273,906	310,922	17,282	24,338	288	–	22,414	23,348

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	CSIntFoc		CSLCapV		CSSmCapGr		DryMidCapStS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$262	166	1,044	570	(2,298)	(6,090)	(2)	(96)
Realized gain (loss) on investments	3,974	12,828	10,618	27,240	92,429	325,945	1	10,504
Change in unrealized gain (loss) on investments	1,274	(8,128)	3,792	(11,152)	(109,277)	(162,631)	60	(844)
Reinvested capital gains	–	–	–	–	–	–	2	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,510	4,866	15,454	16,658	(19,146)	157,224	61	9,564

Equity transactions:
Purchase payments received from contract owners (note 6)	–	844	4,394	12,072	588	49,442	–	–
Transfers between funds	9,470	(62,672)	10,874	(51,046)	(131,200)	1,288,072	766	(458,872)
Surrenders (note 6)	–	–	(892)	(2,174)	(400,144)	(1,980,594)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,078)	(1,386)	(4,562)	(4,012)	(31,702)	(69,288)	(6)	(1,890)
Adjustments to maintain reserves	(18)	16	(5)	26	3	22	26	(3)

Net equity transactions	8,374	(63,198)	9,809	(45,134)	(562,455)	(712,346)	786	(460,765)

Net change in contract owners’ equity	13,884	(58,332)	25,263	(28,476)	(581,601)	(555,122)	847	(451,201)
Contract owners’ equity beginning of period	28,635	86,967	137,252	165,728	1,164,538	1,719,660	–	451,201

Contract owners’ equity end of period	$42,519	28,635	162,515	137,252	582,937	1,164,538	847	–

CHANGES IN UNITS:
Beginning units	3,020	10,498	11,184	14,999	119,238	194,729	–	34,437

Units purchased	918	100	1,528	1,097	2,231	147,230	52	–
Units redeemed	(110)	(7,578)	(436)	(4,912)	(59,985)	(222,721)	–	(34,437)

Ending units	3,828	3,020	12,276	11,184	61,484	119,238	52	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DrySmCapIxS		DryStkIx		DrySRGro		DryVIFApp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,944)	5,636	552,998	599,040	(458)	258	(3,206)	24,624
Realized gain (loss) on investments	146,202	67,031	981,942	(799,101)	2,231	78,499	131,659	282,235
Change in unrealized gain (loss) on investments	48,850	378,967	155,975	4,330,297	2,864	(62,145)	(67,258)	(191,169)
Reinvested capital gains	6,406	41,602	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	195,514	493,236	1,690,915	4,130,236	4,637	16,612	61,195	115,690

Equity transactions:
Purchase payments received from contract owners (note 6)	1,772	8,860	401,106	710,716	16,112	12,964	103,284	197,856
Transfers between funds	2,235,940	1,672,218	(1,326,658)	3,018,944	(18,910)	28,604	(866,248)	(4,946)
Surrenders (note 6)	(17,836)	(6,582)	(174,970)	(7,878,454)	–	(212,382)	(9,630)	(1,158,998)
Death benefits (note 4)	–	–	–	(39,094)	–	–	(17,890)	(6,038)
Net policy repayments (loans) (note 5)	–	–	(2)	(280)	–	8	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,096)	(9,974)	(758,892)	(804,960)	(5,170)	(5,302)	(30,268)	(49,430)
Adjustments to maintain reserves	17	65	40	555	(1)	7	2	53

Net equity transactions	2,201,797	1,664,587	(1,859,376)	(4,992,573)	(7,969)	(176,101)	(820,750)	(1,021,503)

Net change in contract owners’ equity	2,397,311	2,157,823	(168,461)	(862,337)	(3,332)	(159,489)	(759,555)	(905,813)
Contract owners’ equity beginning of period	2,167,056	9,233	41,536,902	42,399,239	182,674	342,163	1,793,256	2,699,069

Contract owners’ equity end of period	$4,564,367	2,167,056	41,368,441	41,536,902	179,342	182,674	1,033,701	1,793,256

CHANGES IN UNITS:
Beginning units	169,036	879	3,790,766	4,213,692	19,508	38,714	160,082	244,521

Units purchased	166,546	170,921	285,549	1,510,287	1,748	5,126	10,826	65,052
Units redeemed	(2,862)	(2,764)	(427,881)	(1,933,213)	(2,726)	(24,332)	(85,070)	(149,491)

Ending units	332,720	169,036	3,648,434	3,790,766	18,530	19,508	85,838	160,082

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryVIFGrInc		DryVIFIntVal		FedQualBd		FidVIPEI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,502	5,146	(4,552)	3,332	57,730	91,596	–	2,366
Realized gain (loss) on investments	74,509	85,883	33,772	65,382	(72,059)	21,190	(71)	89,376
Change in unrealized gain (loss) on investments	(58,671)	(46,341)	172,162	11,378	13,564	(59,817)	–	(62,841)
Reinvested capital gains	–	–	32,118	6,656	10,498	21,374	–	712

Net increase (decrease) in contract owners’ equity resulting from operations	20,340	44,688	233,500	86,748	9,733	74,343	(71)	29,613

Equity transactions:
Purchase payments received from contract owners (note 6)	12,566	6	(40)	92	39,190	98,256	4,928	(2)
Transfers between funds	(274,996)	15,228	1,890,340	412,134	(1,145,576)	(1,641,578)	(4,858)	112,570
Surrenders (note 6)	(100,968)	(201,480)	(9,110)	(276,826)	(24,328)	(20,456)	–	(394,010)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	98	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,230)	(22,466)	(23,544)	(7,438)	(26,376)	(54,578)	–	(4,894)
Adjustments to maintain reserves	13	8	40	25	17	27	1	8

Net equity transactions	(387,615)	(208,704)	1,857,686	127,987	(1,157,073)	(1,618,231)	71	(286,328)

Net change in contract owners’ equity	(367,275)	(164,016)	2,091,186	214,735	(1,147,340)	(1,543,888)	–	(256,715)
Contract owners’ equity beginning of period	561,677	725,693	477,127	262,392	1,726,540	3,270,428	–	256,715

Contract owners’ equity end of period	$194,402	561,677	2,568,313	477,127	579,200	1,726,540	–	–

CHANGES IN UNITS:
Beginning units	58,084	80,448	31,060	20,453	125,504	245,866	–	24,845

Units purchased	1,284	2,210	126,350	53,873	3,025	35,925	416	10,866
Units redeemed	(39,868)	(24,574)	(7,710)	(43,266)	(86,859)	(156,287)	(416)	(35,711)

Ending units	19,500	58,084	149,700	31,060	41,670	125,504	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGr		FidVIPHI		FidVIPOv		FidVIPEIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$548	176	(24)	220,216	2,818	21,324	54,580	92,210
Realized gain (loss) on investments	(2,707)	440,859	993	288,374	23,416	232,001	9,499	892,336
Change in unrealized gain (loss) on investments	3,333	(435,907)	(1,959)	(290,366)	(30,606)	(134,066)	88,581	(705,476)
Reinvested capital gains	–	–	–	–	2,416	–	151,826	28,390

Net increase (decrease) in contract owners’ equity resulting from operations	1,174	5,128	(990)	218,224	(1,956)	119,259	304,486	307,460

Equity transactions:
Purchase payments received from contract owners (note 6)	12,570	197,962	35,356	–	–	40,136	63,892	124,746
Transfers between funds	(12,324)	3,393,512	(35,248)	468,560	(471,716)	1,007,816	1,834,948	(1,517,404)
Surrenders (note 6)	(306,502)	(7,516,486)	(136,178)	(3,019,360)	(88,440)	(2,174,298)	(10,686)	(816,622)
Death benefits (note 4)	–	–	–	(1,306)	–	–	(13,246)	(758)
Net policy repayments (loans) (note 5)	4	(2)	–	–	–	–	–	126
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,242)	(134,854)	(80)	(47,484)	(2,352)	(49,332)	(131,696)	(153,072)
Adjustments to maintain reserves	(3)	48	(6)	29	(13)	27	15	101

Net equity transactions	(321,497)	(4,059,820)	(136,156)	(2,599,561)	(562,521)	(1,175,651)	1,743,227	(2,362,883)

Net change in contract owners’ equity	(320,323)	(4,054,692)	(137,146)	(2,381,337)	(564,477)	(1,056,392)	2,047,713	(2,055,423)
Contract owners’ equity beginning of period	567,672	4,622,364	137,146	2,518,483	564,477	1,620,869	4,390,554	6,445,977

Contract owners’ equity end of period	$247,349	567,672	–	137,146	–	564,477	6,438,267	4,390,554

CHANGES IN UNITS:
Beginning units	69,542	583,926	10,864	218,094	55,434	180,429	353,350	560,297

Units purchased	1,490	454,987	2,770	40,069	–	105,778	161,352	814,629
Units redeemed	(42,320)	(969,371)	(13,634)	(247,299)	(55,434)	(230,773)	(13,224)	(1,021,576)

Ending units	28,712	69,542	–	10,864	–	55,434	501,478	353,350

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPHIS		FidVIPOvS		FidVIPAM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$35,332	(2,774)	275,068	209,206	8,288	25,532	181,594	92,682
Realized gain (loss) on investments	(579,023)	(1,075,383)	11,397	135,935	355,278	146,362	145,960	185,322
Change in unrealized gain (loss) on investments	1,446,872	1,623,442	(245,126)	(172,397)	528,802	182,463	(59,772)	156,715
Reinvested capital gains	–	–	–	–	16,410	–	2,572	–

Net increase (decrease) in contract owners’ equity resulting from operations	903,181	545,285	41,339	172,744	908,778	354,357	270,354	434,719

Equity transactions:
Purchase payments received from contract owners (note 6)	95,218	195,312	62,008	140,732	141,722	182,944	22,842	522
Transfers between funds	(499,374)	63,688	(98,534)	(301,596)	2,427,688	223,452	(1,547,876)	5,708,986
Surrenders (note 6)	(60,098)	(787,564)	(42,332)	(277,706)	(23,934)	(198,880)	(374,794)	(12,552)
Death benefits (note 4)	–	(64,436)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	(8)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(256,570)	(260,374)	(36,286)	(60,994)	(75,390)	(74,696)	(222,420)	(191,492)
Adjustments to maintain reserves	26	99	22	36	34	59	(8)	73

Net equity transactions	(720,798)	(853,275)	(115,122)	(499,528)	2,470,120	132,871	(2,122,256)	5,505,537

Net change in contract owners’ equity	182,383	(307,990)	(73,783)	(326,784)	3,378,898	487,228	(1,851,902)	5,940,256
Contract owners’ equity beginning of period	17,406,716	17,714,706	1,983,471	2,310,255	3,207,119	2,719,891	9,394,346	3,454,090

Contract owners’ equity end of period	$17,589,099	17,406,716	1,909,688	1,983,471	6,586,017	3,207,119	7,542,444	9,394,346

CHANGES IN UNITS:
Beginning units	1,760,184	1,838,297	210,542	268,110	291,720	280,162	856,436	331,284

Units purchased	10,666	85,772	10,196	23,981	280,744	85,399	2,048	544,572
Units redeemed	(78,142)	(163,885)	(22,536)	(81,549)	(64,874)	(73,841)	(195,954)	(19,420)

Ending units	1,692,708	1,760,184	198,202	210,542	507,590	291,720	662,530	856,436

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPCon		FidVIPConS		FidVIPGrOp		FidVIPGrOpS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$160	286	(10,434)	5,886	–	(214)	8,198	1,384
Realized gain (loss) on investments	10,046	50,948	1,186,928	962,783	–	93,524	27,219	(3,378)
Change in unrealized gain (loss) on investments	47,510	266	234,300	(421,437)	–	(80,972)	86,842	110,963
Reinvested capital gains	68	–	736	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	57,784	51,500	1,411,530	547,232	–	12,338	122,259	108,969

Equity transactions:
Purchase payments received from contract owners (note 6)	3,570	514	156,546	288,932	–	7,242	4,680	12,794
Transfers between funds	(3,516)	(123,264)	8,407,584	(48,704)	–	(857,598)	(141,452)	536,428
Surrenders (note 6)	–	(77,842)	(42,942)	(4,346,040)	–	(1,464)	–	(73,508)
Death benefits (note 4)	–	–	(15,322)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(8)	(2)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,672)	(22,944)	(137,626)	(82,644)	–	(2,082)	(58,170)	(54,802)
Adjustments to maintain reserves	18	21	58	65	–	4	3	39

Net equity transactions	(25,608)	(223,517)	8,368,298	(4,188,391)	–	(853,898)	(194,939)	420,951

Net change in contract owners’ equity	32,176	(172,017)	9,779,828	(3,641,159)	–	(841,560)	(72,680)	529,920
Contract owners’ equity beginning of period	363,992	536,009	3,978,284	7,619,443	–	841,560	1,622,942	1,093,022

Contract owners’ equity end of period	$396,168	363,992	13,758,112	3,978,284	–	–	1,550,262	1,622,942

CHANGES IN UNITS:
Beginning units	30,156	51,152	261,484	576,339	–	94,088	182,896	131,702

Units purchased	277	54	551,590	36,318	–	–	1,607	110,071
Units redeemed	(2,295)	(21,050)	(15,118)	(351,173)	–	(94,088)	(23,649)	(58,877)

Ending units	28,138	30,156	797,956	261,484	–	–	160,854	182,896

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPVaIS		FrVIPForSec2		GVITDMidCapI		GVITEmMrkts
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(438)	(458)	38,718	8,774	21,176	8,650	3,346	390
Realized gain (loss) on investments	13,293	(10,802)	504,347	151,570	183,089	276,024	(332,801)	(30,496)
Change in unrealized gain (loss) on investments	(23,087)	25,365	(238,512)	266,049	(190,063)	171,216	(7,319)	4,080
Reinvested capital gains	6,452	334	–	–	144,956	76,202	19,838	7,038

Net increase (decrease) in contract owners’ equity resulting from operations	(3,780)	14,439	304,553	426,393	159,158	532,092	(316,936)	(18,988)

Equity transactions:
Purchase payments received from contract owners (note 6)	5,606	10,520	11,066	78,272	9,032	36,556	(13,274)	–
Transfers between funds	(162,004)	184,446	(746,916)	1,671,454	(779,450)	2,161,708	526,198	105,680
Surrenders (note 6)	(5,040)	(826)	–	(367,662)	(2,248)	(108,566)	–	–
Death benefits (note 4)	–	–	–	–	(12,946)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,954)	(3,640)	(28,462)	(21,548)	(20,414)	(17,140)	(44,484)	(3,510)
Adjustments to maintain reserves	11	32	5	51	39	45	13,652	(1,197)

Net equity transactions	(164,381)	190,532	(764,307)	1,360,567	(805,987)	2,072,603	482,092	100,973

Net change in contract owners’ equity	(168,161)	204,971	(459,754)	1,786,960	(646,829)	2,604,695	165,156	81,985
Contract owners’ equity beginning of period	204,971	–	2,914,503	1,127,543	3,229,516	624,821	84,395	2,410

Contract owners’ equity end of period	$36,810	204,971	2,454,749	2,914,503	2,582,687	3,229,516	249,551	84,395

CHANGES IN UNITS:
Beginning units	15,278	–	197,082	90,293	210,570	41,047	6,104	210

Units purchased	457	16,330	58,517	190,389	19,823	178,667	10,520	6,594
Units redeemed	(13,053)	(1,052)	(104,453)	(83,600)	(67,903)	(9,144)	(2,982)	(700)

Ending units	2,682	15,278	151,146	197,082	162,490	210,570	13,642	6,104

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITGlFin1		GVITGlHlth		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$83,674	80,462	4,554	44	(838)	(36)	(756)	(30)
Realized gain (loss) on investments	2,349	103,700	142	26	(8,050)	4,488	7,890	(873)
Change in unrealized gain (loss) on investments	(56,482)	(93,053)	(51,611)	243	(1,083)	80	11,289	3,664
Reinvested capital gains	–	–	70,038	300	26,224	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,541	91,109	23,123	613	16,253	4,532	18,423	2,761

Equity transactions:
Purchase payments received from contract owners (note 6)	131,796	238,116	(12)	8	(104)	–	2	–
Transfers between funds	109,760	(868,264)	921,092	4,726	374	(1,332)	243,786	7,666
Surrenders (note 6)	(11,352)	(187,412)	–	(208)	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,866)	(26,954)	(862)	(38)	(9,658)	(360)	(8,278)	(258)
Adjustments to maintain reserves	15	16	2	16	1	18	1	–

Net equity transactions	212,353	(844,498)	920,220	4,504	(9,387)	(1,674)	235,511	7,408

Net change in contract owners’ equity	241,894	(753,389)	943,343	5,117	6,866	2,858	253,934	10,169
Contract owners’ equity beginning of period	964,201	1,717,590	5,715	598	2,858	–	26,314	16,145

Contract owners’ equity end of period	$1,206,095	964,201	949,058	5,715	9,724	2,858	280,248	26,314

CHANGES IN UNITS:
Beginning units	71,000	139,039	388	49	234	–	8,328	5,317

Units purchased	18,888	41,555	57,781	374	1,269	271	83,907	3,141
Units redeemed	(2,914)	(109,594)	(55)	(35)	(767)	(37)	(2,859)	(130)

Ending units	86,974	71,000	58,114	388	736	234	89,376	8,328

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlUtl1		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$32	–	474,702	889,650	(452)	(4,292)	346	–
Realized gain (loss) on investments	502	–	(288,169)	(416,173)	5,328	349,784	86	–
Change in unrealized gain (loss) on investments	(562)	–	198,094	(405,713)	14,289	(535,921)	30,421	–
Reinvested capital gains	430	–	26,058	374,338	–	–	720	–

Net increase (decrease) in contract owners’ equity resulting from operations	402	–	410,685	442,102	19,165	(190,429)	31,573	–

Equity transactions:
Purchase payments received from contract owners (note 6)	(428)	–	686,638	1,662,026	5,822	60,756	126	–
Transfers between funds	4,006	–	(4,421,590)	(5,065,888)	72,602	(1,669,382)	291,714	–
Surrenders (note 6)	–	–	–	(3,175,720)	–	(703,494)	–	–
Death benefits (note 4)	–	–	(14,660)	(30,848)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	194	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14)	–	(416,694)	(447,392)	(6,744)	(34,164)	(648)	–
Adjustments to maintain reserves	19	–	(17)	219	6	29	–	–

Net equity transactions	3,583	–	(4,166,323)	(7,057,409)	71,686	(2,346,255)	291,192	–

Net change in contract owners’ equity	3,985	–	(3,755,638)	(6,615,307)	90,851	(2,536,684)	322,765	–
Contract owners’ equity beginning of period	–	–	15,225,721	21,841,028	193,890	2,730,574	–	–

Contract owners’ equity end of period	$3,985	–	11,470,083	15,225,721	284,741	193,890	322,765	–

CHANGES IN UNITS:
Beginning units	–	–	1,079,754	1,564,347	31,208	476,666	–	–

Units purchased	271	–	48,353	274,764	14,286	307,117	32,446	–
Units redeemed	(1)	–	(342,985)	(759,357)	(2,368)	(752,575)	(70)	–

Ending units	270	–	785,122	1,079,754	43,126	31,208	32,376	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITJPBal		GVITSMdCpGr		GVITMyMkt		GVITNWFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$197,250	99,056	(2,342)	(2,278)	78,166	160,460	12,896	18,644
Realized gain (loss) on investments	51,560	103,103	(49,652)	65,200	–	–	25,407	249,913
Change in unrealized gain (loss) on investments	49,966	459,132	(12,354)	(36,074)	–	–	93,564	(109,041)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	298,776	661,291	(64,348)	26,848	78,166	160,460	131,867	159,516

Equity transactions:
Purchase payments received from contract owners (note 6)	17,106	37,630	5,022	19,526	(4)	–	17,056	15,734
Transfers between funds	3,708,504	4,688,812	(244,460)	277,914	(22,668,884)	(2,445,158)	(5,054)	(225,572)
Surrenders (note 6)	(1,170)	(345,244)	–	(220,656)	–	(12,813,468)	–	(161,234)
Death benefits (note 4)	–	–	–	–	–	(78,850)	–	–
Net policy repayments (loans) (note 5)	–	44	–	–	–	96	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(124,374)	(84,114)	(29,802)	(26,664)	(65,108)	(379,208)	(69,496)	(72,390)
Adjustments to maintain reserves	1	83	(21)	41	(60)	66	19	51

Net equity transactions	3,600,067	4,297,211	(269,261)	50,161	(22,734,056)	(15,716,522)	(57,475)	(443,411)

Net change in contract owners’ equity	3,898,843	4,958,502	(333,609)	77,009	(22,655,890)	(15,556,062)	74,392	(283,895)
Contract owners’ equity beginning of period	8,062,336	3,103,834	869,368	792,359	23,658,362	39,214,424	1,862,390	2,146,285

Contract owners’ equity end of period	$11,961,179	8,062,336	535,759	869,368	1,002,472	23,658,362	1,936,782	1,862,390

CHANGES IN UNITS:
Beginning units	740,476	312,090	75,540	79,276	2,005,646	3,484,073	173,286	221,051

Units purchased	365,329	478,746	443	28,298	2	165,857	1,667	199,189
Units redeemed	(35,855)	(50,360)	(33,457)	(32,034)	(1,924,302)	(1,644,284)	(6,851)	(246,954)

Ending units	1,069,950	740,476	42,526	75,540	81,346	2,005,646	168,102	173,286

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITNStrVal		GVITSmCapGr		GVITSmCapVal		GVITSmComp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(252)	(4,682)	(9,228)	(11,716)	(12,096)	(23,108)	(19,672)
Realized gain (loss) on investments	–	118,569	775,445	121,271	184,208	1,047,542	882,214	881,482
Change in unrealized gain (loss) on investments	–	(89,666)	(847,614)	376,912	(591,359)	(677,615)	(869,951)	(606,293)
Reinvested capital gains	–	–	–	–	697,936	412,490	1,194,206	948,294

Net increase (decrease) in contract owners’ equity resulting from operations	–	28,651	(76,851)	488,955	279,069	770,321	1,183,361	1,203,811

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	21,924	21,078	95,020	576,948	217,786	293,654
Transfers between funds	–	(593,970)	(2,774,712)	521,006	(162,838)	2,951,044	613,344	812,368
Surrenders (note 6)	–	–	(7,156)	–	(9,596)	(2,210,994)	(126,122)	(868,028)
Death benefits (note 4)	–	–	–	–	(11,948)	(7,720)	–	(3,250)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	30
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(2,810)	(41,816)	(76,442)	(157,730)	(96,262)	(278,302)	(241,706)
Adjustments to maintain reserves	–	6	(2)	70	(13)	85	18	122

Net equity transactions	–	(596,774)	(2,801,762)	465,712	(247,105)	1,213,101	426,724	(6,810)

Net change in contract owners’ equity	–	(568,123)	(2,878,613)	954,667	31,964	1,983,422	1,610,085	1,197,001
Contract owners’ equity beginning of period	–	568,123	4,199,078	3,244,411	5,947,775	3,964,353	8,443,499	7,246,498

Contract owners’ equity end of period	$–	–	1,320,465	4,199,078	5,979,739	5,947,775	10,053,584	8,443,499

CHANGES IN UNITS:
Beginning units	–	60,495	273,590	239,174	287,648	224,477	495,696	475,779

Units purchased	–	12	1,860	53,401	96,830	223,918	160,352	230,662
Units redeemed	–	(60,507)	(195,650)	(18,985)	(103,198)	(160,747)	(132,002)	(210,745)

Ending units	–	–	79,800	273,590	281,280	287,648	524,046	495,696

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITTGroFoc		GVITUSGro		GVITVKMultiSec		GVITCVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(2)	(34)	(10)	91,304	120,356	1,236	608
Realized gain (loss) on investments	–	51	20	52	1,520	116,359	4,867	14,576
Change in unrealized gain (loss) on investments	–	(36)	(1,050)	413	(57,484)	(127,817)	(3,927)	(5,573)
Reinvested capital gains	–	–	2,732	186	13,296	–	2,236	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	13	1,668	641	48,636	108,898	4,412	9,611

Equity transactions:
Purchase payments received from contract owners (note 6)	–	10	–	12	1,830	8,544	4,296	3,466
Transfers between funds	–	(418)	9,414	4,238	173,016	35,600	8,460	13,644
Surrenders (note 6)	–	(204)	–	(408)	(28,588)	(46,886)	–	(10,442)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(6)	(140)	(58)	(50,216)	(46,380)	(2,760)	(1,762)
Adjustments to maintain reserves	–	6	(13)	25	(8)	54	4	16

Net equity transactions	–	(612)	9,261	3,809	96,034	(49,068)	10,000	4,922

Net change in contract owners’ equity	–	(599)	10,929	4,450	144,670	59,830	14,412	14,533
Contract owners’ equity beginning of period	–	599	5,646	1,196	2,307,909	2,248,079	74,628	60,095

Contract owners’ equity end of period	$–	–	16,575	5,646	2,452,579	2,307,909	89,040	74,628

CHANGES IN UNITS:
Beginning units	–	181	404	96	163,570	169,327	6,650	6,284

Units purchased	–	431	669	370	36,746	1,221	1,228	2,514
Units redeemed	–	(612)	(11)	(62)	(29,782)	(6,978)	(248)	(2,148)

Ending units	–	–	1,062	404	170,534	163,570	7,630	6,650

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITWLead		GVITMyMkt5		GVITIDAgg		GVITIDCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,016	(190)	1,622,780	349,746	–	–	3,524	6,442
Realized gain (loss) on investments	8,486	7,869	–	–	–	491	19,635	399
Change in unrealized gain (loss) on investments	42,904	3,892	–	–	–	(437)	(18,972)	3,553
Reinvested capital gains	–	–	–	–	–	–	2,196	3,066

Net increase (decrease) in contract owners’ equity resulting from operations	53,406	11,571	1,622,780	349,746	–	54	6,383	13,460

Equity transactions:
Purchase payments received from contract owners (note 6)	7,716	10,736	3,370,488	4,037,598	–	–	–	–
Transfers between funds	226,144	45,262	21,901,726	(350,048)	–	(1,776)	(321,154)	(1,700)
Surrenders (note 6)	–	(11,644)	(526,210)	(13,440,090)	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	(14)	(20)	(12)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,206)	(2,456)	(1,294,778)	(1,374,784)	–	(8)	(3,558)	(4,828)
Adjustments to maintain reserves	(209)	5	364	229	–	2	(1)	15

Net equity transactions	226,445	41,889	23,451,570	(11,127,107)	–	(1,782)	(324,713)	(6,513)

Net change in contract owners’ equity	279,851	53,460	25,074,350	(10,777,361)	–	(1,728)	(318,330)	6,947
Contract owners’ equity beginning of period	96,498	43,038	46,253,442	57,030,803	–	1,728	318,330	311,383

Contract owners’ equity end of period	$376,349	96,498	71,327,792	46,253,442	–	–	–	318,330

CHANGES IN UNITS:
Beginning units	9,180	4,724	4,566,566	5,667,692	–	158	28,254	28,851

Units purchased	21,546	5,992	2,485,680	1,315,003	–	–	–	–
Units redeemed	(650)	(1,536)	(187,774)	(2,416,129)	–	(158)	(28,254)	(597)

Ending units	30,076	9,180	6,864,472	4,566,566	–	–	–	28,254

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDMod		GVITIDModAgg		GVITIDModCon		GSVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$15,010	10,624	(10)	–	–	–	10,974	5,942
Realized gain (loss) on investments	50,409	483	194	435	–	213	308,832	270,047
Change in unrealized gain (loss) on investments	(31,678)	44,901	–	(388)	–	(183)	(307,764)	45,472
Reinvested capital gains	12,786	1,678	–	–	–	–	302,186	225,846

Net increase (decrease) in contract owners’ equity resulting from operations	46,527	57,686	184	47	–	30	314,228	547,307

Equity transactions:
Purchase payments received from contract owners (note 6)	1,128	8	(188)	–	–	–	(2)	–
Transfers between funds	(325,244)	983,528	–	(1,762)	–	(1,722)	(132,518)	26,850
Surrenders (note 6)	(13,182)	–	–	–	–	–	–	(230,202)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,306)	(5,334)	2	(8)	–	(8)	(31,388)	(35,244)
Adjustments to maintain reserves	23	11	2	4	–	(2)	5	56

Net equity transactions	(355,581)	978,213	(184)	(1,766)	–	(1,732)	(163,903)	(238,540)

Net change in contract owners’ equity	(309,054)	1,035,899	–	(1,719)	–	(1,702)	150,325	308,767
Contract owners’ equity beginning of period	1,037,613	1,714	–	1,719	–	1,702	2,636,332	2,327,565

Contract owners’ equity end of period	$728,559	1,037,613	–	–	–	–	2,786,657	2,636,332

CHANGES IN UNITS:
Beginning units	86,964	157	–	157	–	156	165,892	184,248

Units purchased	66,303	87,274	–	–	–	–	8,292	168,664
Units redeemed	(95,157)	(467)	–	(157)	–	(156)	(18,378)	(187,020)

Ending units	58,110	86,964	–	–	–	–	155,806	165,892

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanBal		JanCapAp		JanGlTech		JanIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,228	21,664	(1,360)	(2,362)	(2,336)	(1,740)	8,480	3,588
Realized gain (loss) on investments	113,729	7,294	(6,260)	187,216	92,426	88,536	11,385	122,440
Change in unrealized gain (loss) on investments	(104,980)	55,745	11,497	(123,140)	8,096	(79,340)	264,038	(34,387)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,977	84,703	3,877	61,714	98,186	7,456	283,903	91,641

Equity transactions:
Purchase payments received from contract owners (note 6)	22,486	4,932	11,724	8,332	23,918	22,124	72,360	205,222
Transfers between funds	(793,684)	(98)	169,898	(681,538)	105,208	(166,764)	226,370	87,384
Surrenders (note 6)	–	(1,614)	–	(547,656)	–	(5,360)	–	(339,622)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	6	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,572)	(20,748)	(20,022)	(24,024)	(22,300)	(15,574)	(21,228)	(20,940)
Adjustments to maintain reserves	–	38	(12)	21	(2)	3	23	25

Net equity transactions	(780,770)	(17,490)	161,588	(1,244,865)	106,824	(165,565)	277,525	(67,931)

Net change in contract owners’ equity	(765,793)	67,213	165,465	(1,183,151)	205,010	(158,109)	561,428	23,710
Contract owners’ equity beginning of period	1,146,251	1,079,038	271,510	1,454,661	701,893	860,002	648,157	624,447

Contract owners’ equity end of period	$380,458	1,146,251	436,975	271,510	906,903	701,893	1,209,585	648,157

CHANGES IN UNITS:
Beginning units	93,180	94,753	35,812	225,914	197,930	243,320	87,392	99,920

Units purchased	1,937	389	19,072	31,565	38,891	12,168	39,273	77,741
Units redeemed	(66,317)	(1,962)	(3,552)	(221,667)	(6,985)	(57,558)	(2,745)	(90,269)

Ending units	28,800	93,180	51,332	35,812	229,836	197,930	123,920	87,392

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OGMidCapGr		OGMidCapV		FAMIntIndx		NBAMTGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,078)	(2,550)	–	2,582	(2)	–	(776)	(1,366)
Realized gain (loss) on investments	50,988	61,184	–	3,971	105	–	97,313	120,009
Change in unrealized gain (loss) on investments	35,998	31,988	–	–	–	–	(50,931)	(41,377)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	84,908	90,622	–	6,553	103	–	45,606	77,266

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	(104)	–	12,920	49,428
Transfers between funds	262,956	(5,190)	–	1,078	–	–	(314,148)	(68,232)
Surrenders (note 6)	–	–	–	–	–	–	(103,362)	(324,798)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,842)	(10,800)	–	(7,636)	–	–	(9,894)	(24,716)
Adjustments to maintain reserves	(7)	27	–	5	1	–	(10)	11

Net equity transactions	254,107	(15,963)	–	(6,553)	(103)	–	(414,494)	(368,307)

Net change in contract owners’ equity	339,015	74,659	–	–	–	–	(368,888)	(291,041)
Contract owners’ equity beginning of period	774,574	699,915	–	–	–	–	368,888	659,929

Contract owners’ equity end of period	$1,113,589	774,574	–	–	–	–	–	368,888

CHANGES IN UNITS:
Beginning units	53,262	54,174	–	–	–	–	46,276	96,290

Units purchased	16,429	59,578	–	573	–	–	1,499	7,277
Units redeemed	(591)	(60,490)	–	(573)	–	–	(47,775)	(57,291)

Ending units	69,100	53,262	–	–	–	–	–	46,276

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTGuard		NBAMTLMat		NBAMTMCGr		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(16)	(994)	–	(2)	(3,222)	(11,886)	9,168	(16,224)
Realized gain (loss) on investments	25,691	(11,414)	(9)	55	136,914	364,258	157,845	1,445,168
Change in unrealized gain (loss) on investments	177,451	346,803	–	(35)	(33,426)	(399,506)	50,918	(364,948)
Reinvested capital gains	–	–	–	–	–	–	294	–

Net increase (decrease) in contract owners’ equity resulting from perations	203,126	334,395	(9)	18	100,266	(47,134)	218,225	1,063,996

Equity transactions:
Purchase payments received from contract owners (note 6)	62	2,672	11,142	386	37,530	74,676	43,718	61,068
Transfers between funds	569,914	86,756	(11,134)	–	(284,948)	(3,605,114)	(33,454)	2,911,876
Surrenders (note 6)	–	–	–	(8,580)	–	(271,394)	(362,402)	(7,769,058)
Death benefits (note 4)	–	(7,424)	–	–	–	–	–	(4,224)
Net policy repayments (loans) (note 5)	–	–	–	–	–	(360)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,078)	(29,280)	–	(14)	(22,946)	(40,916)	(27,214)	(128,236)
Adjustments to maintain reserves	27	54	1	3	(9)	47	(22)	91

Net equity transactions	533,925	52,778	9	(8,205)	(270,373)	(3,843,061)	(379,374)	(4,928,483)

Net change in contract owners’ equity	737,051	387,173	–	(8,187)	(170,107)	(3,890,195)	(161,149)	(3,864,487)
Contract owners’ equity beginning of period	2,313,177	1,926,004	–	8,187	1,296,872	5,187,067	1,643,816	5,508,303

Contract owners’ equity end of period	$3,050,228	2,313,177	–	–	1,126,765	1,296,872	1,482,667	1,643,816

CHANGES IN UNITS:
Beginning units	194,318	185,567	–	706	103,072	481,436	139,378	554,316

Units purchased	49,403	21,394	953	34	3,023	460,082	3,982	296,407
Units redeemed	(2,973)	(12,643)	(953)	(740)	(27,165)	(838,446)	(36,598)	(711,345)

Ending units	240,748	194,318	–	–	78,930	103,072	106,762	139,378

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTFasc		OppAggGro		OppCapAp		OppGlSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8)	(352)	(12,786)	(12,802)	91,448	7,344	4,010	25,888
Realized gain (loss) on investments	23	28,228	2,451	(96,960)	232,637	(243,735)	39,850	312,409
Change in unrealized gain (loss) on investments	75	(21,671)	789,659	1,410,064	167,575	1,090,484	106,759	(323,285)
Reinvested capital gains	18	530	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	108	6,735	779,324	1,300,302	491,660	854,093	150,619	15,012

Equity transactions:
Purchase payments received from contract owners (note 6)	–	1,984	141,024	188,082	69,236	117,816	16,964	2,590
Transfers between funds	1,618	(19,262)	(1,788,708)	1,218,504	(2,125,364)	1,854,208	1,111,022	(898,966)
Surrenders (note 6)	–	(171,312)	–	(277,456)	(70,490)	(434,404)	–	(5,810)
Death benefits (note 4)	–	–	–	(17,506)	–	(24,784)	(16,350)	–
Net policy repayments (loans) (note 5)	–	–	–	4	–	4	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38)	(2,232)	(117,436)	(114,472)	(164,320)	(159,010)	(11,014)	(14,390)
Adjustments to maintain reserves	(44)	60	42	76	7	120	1	40

Net equity transactions	1,536	(190,762)	(1,765,078)	997,232	(2,290,931)	1,353,950	1,100,623	(916,536)

Net change in contract owners’ equity	1,644	(184,027)	(985,754)	2,297,534	(1,799,271)	2,208,043	1,251,242	(901,524)
Contract owners’ equity beginning of period	2,382	186,409	8,451,286	6,153,752	11,121,943	8,913,900	737,793	1,639,317

Contract owners’ equity end of period	$4,026	2,382	7,465,532	8,451,286	9,322,672	11,121,943	1,989,035	737,793

CHANGES IN UNITS:
Beginning units	170	14,850	748,036	650,400	952,868	747,984	66,624	176,907

Units purchased	123	162	18,055	159,580	48,734	412,266	94,791	254,357
Units redeemed	(13)	(14,842)	(172,745)	(61,944)	(302,786)	(207,382)	(3,891)	(364,640)

Ending units	280	170	593,346	748,036	698,816	952,868	157,524	66,624

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppMSFund		OppMultStr		OppBdFd		PVITAllAsset
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,902	2,218	25,060	11,846	79,486	64,814	1,168	–
Realized gain (loss) on investments	11,584	41,319	(30,989)	86,833	(8,650)	4,989	(18)	–
Change in unrealized gain (loss) on investments	(3,551)	(17,352)	(37,683)	(36,638)	(39,841)	(15,441)	(861)	–
Reinvested capital gains	–	–	57,222	–	–	–	192	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,935	26,185	13,610	62,041	30,995	54,362	481	–

Equity transactions:
Purchase payments received from contract owners (note 6)	506	2,422	39,278	10	83,204	(2)	–	–
Transfers between funds	(121,058)	(11,870)	125,180	430,968	159,362	636,442	64,664	–
Surrenders (note 6)	–	(23,522)	(327,914)	–	(416,580)	(90,274)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,730)	(8,276)	(35,904)	(36,198)	(48,612)	(46,566)	(174)	–
Adjustments to maintain reserves	4	18	–	38	1	23	21	–

Net equity transactions	(125,278)	(41,228)	(199,360)	394,818	(222,625)	499,623	64,511	–

Net change in contract owners’ equity	(115,343)	(15,043)	(185,750)	456,859	(191,630)	553,985	64,992	–
Contract owners’ equity beginning of period	292,516	307,559	1,168,789	711,930	1,499,335	945,350	–	–

Contract owners’ equity end of period	$177,173	292,516	983,039	1,168,789	1,307,705	1,499,335	64,992	–

CHANGES IN UNITS:
Beginning units	29,538	33,917	93,010	62,221	115,260	76,473	–	–

Units purchased	53	1,271	10,699	33,906	18,100	49,803	5,486	–
Units redeemed	(12,667)	(5,650)	(28,221)	(3,117)	(35,122)	(11,016)	(14)	–

Ending units	16,924	29,538	75,488	93,010	98,238	115,260	5,472	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PIMLowDur		PIMRealRet		PIMTotRet		PVCTHiYield
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$143,488	115,928	57,918	6,502	418,246	282,014	3,198	16,578
Realized gain (loss) on investments	(2,372)	66,350	(22,480)	44,040	65,411	74,134	(615)	19,614
Change in unrealized gain (loss) on investments	(125,493)	16,663	(65,372)	(6,679)	(423,522)	287,399	(4,285)	(10,706)
Reinvested capital gains	19,234	12,206	28,740	38,830	223,718	241,082	2,916	1,124

Net increase (decrease) in contract owners’ equity resulting from operations	34,857	211,147	(1,194)	82,693	283,853	884,629	1,214	26,610

Equity transactions:
Purchase payments received from contract owners (note 6)	15,110	7,296	862	35,620	16,684	6,744	–	(36)
Transfers between funds	3,228,568	(21,642,376)	1,909,490	241,774	(3,545,742)	(1,455,640)	(178,376)	(241,462)
Surrenders (note 6)	–	(218)	–	–	–	(569,100)	–	(136,506)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,810)	(271,622)	(28,964)	(16,586)	(113,446)	(123,506)	(742)	(6,402)
Adjustments to maintain reserves	(955)	276	(679)	(587)	(2,174)	(881)	(27)	60

Net equity transactions	3,140,913	(21,906,644)	1,880,709	260,221	(3,644,678)	(2,142,383)	(179,145)	(384,346)

Net change in contract owners’ equity	3,175,770	(21,695,497)	1,879,515	342,914	(3,360,825)	(1,257,754)	(177,931)	(357,736)
Contract owners’ equity beginning of period	4,012,901	25,708,398	1,265,642	922,728	16,693,131	17,950,885	184,400	542,136

Contract owners’ equity end of period	$7,188,671	4,012,901	3,145,157	1,265,642	13,332,306	16,693,131	6,469	184,400

CHANGES IN UNITS:
Beginning units	379,822	2,471,858	103,544	82,090	1,472,630	1,661,391	12,464	39,501

Units purchased	317,696	53,274	151,514	133,413	149,638	2,147,417	–	10,000
Units redeemed	(22,188)	(2,145,310)	(2,344)	(111,959)	(471,228)	(2,336,178)	(12,034)	(37,037)

Ending units	675,330	379,822	252,714	103,544	1,151,040	1,472,630	430	12,464

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	RCFMicroCap		TRowNewAmG		TRowEqInc2		TRowMidCap2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$13,088	(8,604)	(298)	–	75,178	32,912	(11,848)	(8,860)
Realized gain (loss) on investments	165,722	574,038	137	(14)	385,333	181,348	1,524,299	251,723
Change in unrealized gain (loss) on investments	210,832	(219,893)	13,855	1	(449,046)	183,125	(1,150,580)	897,741
Reinvested capital gains	69,916	326,168	–	–	306,796	85,082	228,406	–

Net increase (decrease) in contract owners’ equity resulting from operations	459,558	671,709	13,694	(13)	318,261	482,467	590,277	1,140,604

Equity transactions:
Purchase payments received from contract owners (note 6)	152,246	198,666	–	392	57,142	228,374	23,980	39,250
Transfers between funds	(247,652)	932,184	280,332	(372)	2,249,346	1,578,672	(2,377,266)	3,041,042
Surrenders (note 6)	(73,472)	(217,412)	–	–	(13,950)	(170,194)	(298,408)	(220,822)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,710)	(60,854)	(2,406)	(6)	(65,422)	(42,212)	(70,544)	(53,500)
Adjustments to maintain reserves	234	(9,555)	6	(1)	(1)	67	26	94

Net equity transactions	(230,354)	843,029	277,932	13	2,227,115	1,594,707	(2,722,212)	2,806,064

Net change in contract owners’ equity	229,204	1,514,738	291,626	–	2,545,376	2,077,174	(2,131,935)	3,946,668
Contract owners’ equity beginning of period	4,414,936	2,900,198	–	–	4,287,475	2,210,301	6,265,228	2,318,560

Contract owners’ equity end of period	$4,644,140	4,414,936	291,626	–	6,832,851	4,287,475	4,133,293	6,265,228

CHANGES IN UNITS:
Beginning units	258,352	192,842	–	–	296,614	175,121	376,608	164,235

Units purchased	28,468	174,946	26,120	41	165,949	258,674	83,948	235,769
Units redeemed	(42,744)	(109,436)	(222)	(41)	(5,687)	(137,181)	(242,746)	(23,396)

Ending units	244,076	258,352	25,898	–	456,876	296,614	217,810	376,608

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VEWrldBd		VEWrldEMkt		VEWrldHAs		VKEmMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(2)	(164)	3,078	(3,806)	1,220	11,282	13,168
Realized gain (loss) on investments	22	1,681	49,885	121,746	745,478	57,351	(765)	37,699
Change in unrealized gain (loss) on investments	–	(1,248)	244,337	(45,427)	45,146	(47,484)	3,781	(47,889)
Reinvested capital gains	–	–	–	–	–	–	2,474	6,366

Net increase (decrease) in contract owners’ equity resulting from operations	22	431	294,058	79,397	786,818	11,087	16,772	9,344

Equity transactions:
Purchase payments received from contract owners (note 6)	6,714	772	48,178	353,782	25,918	69,996	35,340	64,734
Transfers between funds	(6,736)	–	740,620	(150,708)	(335,620)	(333,196)	(18,838)	(303,682)
Surrenders (note 6)	–	(18,966)	–	(286,338)	–	(19,964)	–	(19,526)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	48
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(30)	(21,838)	(10,482)	(52,648)	(3,000)	(4,286)	(5,880)
Adjustments to maintain reserves	–	(1)	(218)	(687)	(107)	(241)	(4)	25

Net equity transactions	(22)	(18,225)	766,742	(94,433)	(362,457)	(286,405)	12,212	(264,281)

Net change in contract owners’ equity	–	(17,794)	1,060,800	(15,036)	424,361	(275,318)	28,984	(254,937)
Contract owners’ equity beginning of period	–	17,794	276,452	291,488	77,779	353,097	129,504	384,441

Contract owners’ equity end of period	$–	–	1,337,252	276,452	502,140	77,779	158,488	129,504

CHANGES IN UNITS:
Beginning units	–	1,328	20,576	27,273	5,464	30,681	7,960	25,946

Units purchased	475	58	56,479	31,128	20,677	7,021	2,120	4,781
Units redeemed	(475)	(1,386)	(1,463)	(37,825)	(2,825)	(32,238)	(1,380)	(22,767)

Ending units	–	–	75,592	20,576	23,316	5,464	8,700	7,960

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKMidCapG		VKUSRealEst		StDisc2		StOpp2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(944)	(560)	27,806	35,680	(388)	(1,102)	(11,090)	(28,794)
Realized gain (loss) on investments	107,343	24,759	538,746	578,447	23,116	(19,436)	809,745	2,101,397
Change in unrealized gain (loss) on investments	(89,322)	82,106	(236,216)	231,709	(24,761)	(6,901)	(326,490)	(1,325,754)
Reinvested capital gains	–	–	78,770	49,642	16,638	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,077	106,305	409,106	895,478	14,605	(27,439)	472,165	746,849

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	218,462	244,554	19,782	4	63,532	42,936
Transfers between funds	(859,382)	963,004	(212,250)	(134,892)	(133,282)	6	(3,120,792)	(4,683,904)
Surrenders (note 6)	–	–	(9,688)	(521,232)	(51,450)	–	–	(163,064)
Death benefits (note 4)	–	–	–	–	–	–	–	(6,582)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	(6)	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,300)	(3,334)	(86,664)	(74,692)	(4,888)	(13,468)	(106,270)	(125,054)
Adjustments to maintain reserves	(1)	10	(45)	70	12	4	12	133

Net equity transactions	(870,683)	959,680	(90,185)	(486,192)	(169,826)	(13,454)	(3,163,524)	(4,935,537)

Net change in contract owners’ equity	(853,606)	1,065,985	318,921	409,286	(155,221)	(40,893)	(2,691,359)	(4,188,688)
Contract owners’ equity beginning of period	1,173,031	107,046	3,081,054	2,671,768	182,655	223,548	5,852,887	10,041,575

Contract owners’ equity end of period	$319,425	1,173,031	3,399,975	3,081,054	27,434	182,655	3,161,528	5,852,887

CHANGES IN UNITS:
Beginning units	162,820	18,022	146,032	172,021	11,836	16,721	524,484	1,067,462

Units purchased	–	153,759	10,593	30,596	1,203	–	7,381	1,286,827
Units redeemed	(125,014)	(8,961)	(18,625)	(56,585)	(11,393)	(4,885)	(268,419)	(1,829,805)

Ending units	37,806	162,820	138,000	146,032	1,646	11,836	263,446	524,484

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–C

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b)	The Contracts
Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);
    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)
    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)*
    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)*
Portfolios of the Alliance Variable Product Series Funds, Inc (Alliance VPSF);
    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA)
Portfolios of AllianceBernstein;
    AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Balanced Fund – Class I (ACVPBal)
    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)
    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
    American Century VP – International Fund – Class I (ACVPInt)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – VistaSM Fund – Class I (ACVPVista)*
Portfolios of Baron Capital Asset Trust Insurance Series (Baron Capital Funds Trust IS);
    Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
Portfolio of the Calvert Variable Series (Calvert VS);
    Calvert VS – Social Equity Portfolio (CVSSoEq)
Portfolios of the Credit Suisse Trust (Credit Suisse Trust);
    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)
        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)
    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)
    Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV)
    Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr)
Funds of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS)
        (formerly Dreyfus Investment Portfolios – MidCap Stock Portfolio – Service Shares)
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);
    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)
    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)
Portfolios of the Federated Insurance Series (Federated IS);
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);
    Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI)*
    Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr)
    Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI)*
    Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv)*
    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)
    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)
    Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS)
    Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);
    Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM)
    Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon)
    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)
    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)*
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);
    Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)*
    Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)*
    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)
Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP II);
    Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCpValS)*
    Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)
Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)
    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)
    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)
    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)
    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)
    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)
    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)
    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)
    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)
    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)
    Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal)
    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)
    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)
    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)*
    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)
    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)
    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)
    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)
    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)
    Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead)
Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT V)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5)
Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)*
    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)*
    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)
    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)*
    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)*
Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs VIT);
    Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap)
Portfolios of the Janus Aspen Series (Janus AS);
    Janus AS – Balanced Portfolio – Service Shares (JanBal)
    Janus AS – Forty Portfolio – Service Shares (JanCapAp)
        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)
    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)
    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)
Portfolios of the JPMorgan Investment Trust (JPMorgan IT);
    JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr)
        (formerly One Group® Investment Trust Mid Cap Growth Portfolio)
    JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV)*
        (formerly One Group® Investment Trust Mid Cap Value Portfolio)
Funds of Lord Abbett (Lord Abbett);
    Lord Abbett Series Mid Cap Value Fund – VC (LASMdCpVaVC)*
Funds of Merrill Lynch – FAM Variable Series Funds, Inc. (Merrill Lynch – FAM VSF II);
    Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II (FAMIntIndx)*
Funds of Merrill Lynch (Mercury II);
    Mercury II – Large Cap Core VIF – Class II (MLVIFLCCore2)*
        (formerly Merrill Lynch Variable Insurance Funds – Large Cap Core – Class II)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – Balanced Portfolio®– I Class Shares (NBAMTBal)*
    Neuberger Berman AMT – Growth Portfolio®– I Class Shares (NBAMTGro)*
    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)*
    Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr)
    Neuberger Berman AMT – Partners Portfolio®– I Class Shares (NBAMTPart)
    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)
Portfolios of the Oppenheimer Funds (Oppenheimer Funds);
    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)
    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)
    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)
    Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
    Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)
        (formerly Oppenheimer Bond Fund/VA – Initial Class)
Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
    PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset)
    PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur)
    PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet)
    PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet)
Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
    Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield)
Portfolios of Royce Capital Funds (Royce Capital Funds);
    Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap)
Portfolios of T. Rowe Price Funds, Inc. (T. Rowe Price);
    T. Rowe Price – Equity Income Fund (TRPEqInc)*
    T. Rowe Price – MidCap Growth Fund (TRPMidCapGr)*
    T. Rowe Price – New America Growth Portfolio (TRowNewAmG)
Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);
    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)
    T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2)
Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)*
    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)
    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)
Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)
    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)
Portfolios of the Waddell and Reed (W & R Target Funds, Inc.);
    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)*
    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)*
Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);
    Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT (StDisc2)
        (formerly Strong Variable Insurance Funds, Inc. – Strong Discovery Fund II)
    Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)
        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium
The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes and some sale expenses. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $534,608 and $619,632, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges
The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges
For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $340 and $1,384,477, respectively, and total transfers from the Account to the fixed account were $380,752 and $204, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights
The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.10%)

American Century VP – Income & Growth Fund – Class I
2005	0.10%	405,768	$11.565387	$4,692,864	1.95%	4.53%
2004	0.10%	411,278	11.064552	4,550,607	1.42%	12.88%
2003	0.10%	416,830	9.802103	4,085,811	1.33%	29.22%
2002	0.10%	423,478	7.585400	3,212,250	0.92%	-19.45%
2001	0.10%	249,128	9.417116	2,346,067	0.80%	-8.44%

American Century VP – International Fund – Class I
2005	0.10%	96,452	12.085047	1,165,627	1.15%	13.14%
2004	0.10%	97,792	10.681395	1,044,555	0.49%	14.81%
2003	0.10%	99,202	9.303615	922,937	0.75%	24.39%
2002	0.10%	100,938	7.479659	754,982	0.85%	-20.45%
2001	0.10%	91,670	9.402604	861,937	0.08%	-29.24%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.10%	640,046	10.447448	6,686,847	1.61%	4.59%
2004	0.10%	649,438	9.989249	6,487,398	1.79%	10.53%
2003	0.10%	659,883	9.037627	5,963,776	1.53%	28.23%
2002	0.10%	658,445	7.047709	4,640,529	1.31%	-22.44%
2001	0.10%	322,825	9.086757	2,933,432	1.15%	-12.27%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.10%	19,260	13.515730	260,313	1.31%	5.65%
2004	0.10%	19,522	12.792683	249,739	1.66%	11.27%
2003	0.10%	19,757	11.496883	227,144	1.24%	30.09%
2002	0.10%	20,224	8.837687	178,733	1.64%	-17.08%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.10%	990,278	9.232178	9,142,423	0.38%	5.57%
2004	0.10%	1,004,222	8.745297	8,782,220	0.16%	3.16%
2003	0.10%	1,019,800	8.477377	8,645,229	0.20%	32.65%
2002	0.10%	1,034,993	6.390869	6,614,505	0.13%	-30.27%
2001	0.10%	769,450	9.164946	7,051,968	0.00%	-17.81%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.10%	210,586	14.325057	3,016,656	3.64%	3.16%
2004	0.10%	213,496	13.886189	2,964,646	5.44%	3.16%
2003	0.10%	216,645	13.460973	2,916,252	2.97%	1.90%
2002	0.10%	219,638	13.210181	2,901,458	4.39%	10.87%
2001	0.10%	701,232	11.914756	8,355,008	5.64%	7.15%

Gartmore GVIT – Money Market Fund – Class I
2004	0.10%	1,161,966	11.623489	13,506,099	0.76%	0.71%
2003	0.10%	1,177,112	11.541477	13,585,611	0.62%	0.52%
2002	0.10%	1,201,994	11.481201	13,800,335	1.67%	1.11%
2001	0.10%	650,549	11.355131	7,387,069	3.90%	3.50%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.10%	6,052	14.558458	88,108	3.99%	2.08%
2004	0.10%	6,132	14.262059	87,455	5.20%	6.43%
2003	0.10%	6,204	13.400762	83,138	5.42%	12.00%
2002	0.10%	6,306	11.964522	75,448	5.16%	7.10%
2001	0.10%	6,853	11.171361	76,557	3.64%	4.08%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.10%	1,505,820	10.429961	15,705,644	2.80%	2.65%
2004	0.10%	197,354	10.160839	2,005,282	0.88%	0.79%
2003	0.10%	199,733	10.081195	2,013,547	0.71%	0.61%
2002	0.10%	204,291	10.020530	2,047,104	0.29%	0.21%	10/21/02
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – International Growth Portfolio – Service Shares
2002	0.10%	19,156	$4.689573	$89,833	0.65%	-25.83%
2001	0.10%	19,353	6.322889	122,367	0.69%	-23.51%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.10%	83,636	13.202464	1,104,201	0.18%	8.28%
2004	0.10%	84,814	12.192566	1,034,100	0.13%	15.70%
2003	0.10%	86,143	10.538218	907,794	0.83%	31.63%
2002	0.10%	87,360	8.005967	699,401	0.68%	-26.52%
2001	0.10%	85,302	10.895640	929,420	0.33%	-1.61%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.10%	286,486	12.287042	3,520,066	0.00%	12.21%
2004	0.10%	290,464	10.949589	3,180,461	0.00%	19.66%
2003	0.10%	294,600	9.150815	2,695,830	0.00%	25.46%
2002	0.10%	299,938	7.293537	2,187,609	0.63%	-27.86%
2001	0.10%	316,324	10.110661	3,198,245	1.18%	-31.34%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.10%	264,232	12.347907	3,262,712	1.04%	4.99%
2004	0.10%	267,980	11.760631	3,151,614	0.29%	6.83%
2003	0.10%	272,222	11.008811	2,996,841	0.40%	30.81%
2002	0.10%	276,368	8.415727	2,325,838	0.60%	-26.93%
2001	0.10%	228,318	11.517595	2,629,674	0.62%	-12.66%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.20%)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2004	0.20%	47,746	14.735953	703,583	0.93%	11.24%

American Century VP – International Fund – Class I
2005	0.20%	268,142	10.026374	2,688,492	1.15%	13.03%
2004	0.20%	238,398	8.870661	2,114,748	0.49%	14.69%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.20%	306,272	13.720362	4,202,163	0.00%	7.02%
2004	0.20%	165,324	12.820499	2,119,536	0.79%	21.64%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.20%	1,109,194	10.664127	11,828,586	1.61%	4.48%
2004	0.20%	871,294	10.206598	8,892,948	1.79%	10.42%
2003	0.20%	485,834	9.243500	4,490,807	1.53%	28.11%
2002	0.20%	495,647	7.215457	3,576,320	1.31%	-22.52%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2004	0.20%	35,860	9.936435	356,321	1.46%	4.84%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.20%	72,182	17.171154	1,239,448	0.00%	11.67%
2004	0.20%	3,798	15.377151	58,402	0.97%	19.78%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.20%	268,080	12.221305	3,276,287	1.31%	5.55%
2004	0.20%	116,278	11.579043	1,346,388	1.66%	11.16%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.20%	3,430	9.100356	31,214	0.38%	5.46%
2004	0.20%	3,528	8.629025	30,443	0.16%	3.06%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.20%	224,828	12.871051	2,893,773	0.43%	18.73%
2004	0.20%	19,072	10.840230	206,745	1.10%	13.26%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.20%	137,900	14.886411	2,052,836	0.11%	16.61%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2004	0.20%	101,744	14.797053	1,505,511	0.77%	18.29%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.20%	133,356	15.073853	2,010,189	1.05%	11.87%
2004	0.20%	114,906	13.473852	1,548,226	0.84%	15.50%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.20%	50,238	12.515914	628,774	3.64%	3.06%
2004	0.20%	123,652	12.144574	1,501,701	5.44%	3.06%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.20%	767,630	$11.245204	$8,632,156	2.11%	2.34%
2004	0.20%	407,572	10.988290	4,478,519	2.29%	8.27%

Gartmore GVIT – Money Market Fund – Class I
2003	0.20%	1,237,228	10.399136	12,866,102	0.62%	0.42%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.20%	82,642	11.600055	958,652	0.91%	7.23%
2004	0.20%	85,042	10.818197	920,001	1.21%	9.53%

Gartmore GVIT – Small Company Fund: Class I
2005	0.20%	116,736	15.261935	1,781,617	0.00%	12.09%
2004	0.20%	120,128	13.615456	1,635,597	0.00%	18.78%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	66,492	11.830482	786,632	0.18%	8.18%
2004	0.20%	18,614	10.936423	203,571	0.13%	15.58%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.20%	14,922	9.718714	145,023	0.00%	12.10%
2004	0.20%	15,354	8.669461	133,111	0.00%	19.54%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2004	0.20%	284,034	9.289705	2,638,592	0.29%	6.72%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.20%	662,908	11.591132	7,683,854	3.32%	2.22%
2004	0.20%	1,073,616	11.339186	12,173,932	1.88%	4.67%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.20%	89,174	19.049333	1,698,705	0.54%	11.39%
2004	0.20%	98,604	17.101898	1,686,316	0.00%	13.62%

T. Rowe Price II – Equity Income Portfolio – II
2005	0.20%	190,688	14.970390	2,854,674	1.39%	3.49%
2004	0.20%	104,780	14.465784	1,515,725	1.43%	14.39%

T. Rowe Price II – Mid Cap Growth Fund – II
2004	0.20%	224,428	16.643864	3,735,349	0.00%	17.82%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.20%	71,714	12.025433	862,392	0.00%	7.67%
2004	0.20%	332,596	11.168856	3,714,717	0.00%	17.98%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.25%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.25%	536	15.332927	8,218	0.11%	5.47%
2004	0.25%	312	14.537319	4,536	0.00%	10.79%
2003	0.25%	237	13.121262	3,110	0.07%	33.29%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.25%	7,626	15.396687	117,415	1.19%	4.61%
2004	0.25%	18,980	14.718823	279,363	0.93%	11.18%
2003	0.25%	268,363	13.238290	3,552,667	0.00%	32.17%
2002	0.25%	189	10.015954	1,893	0.00%	0.16%	09/03/02

American Century VP – Balanced Fund – Class I
2005	0.25%	5,834	12.055445	70,331	2.08%	4.67%
2004	0.25%	37,018	11.517200	426,344	1.14%	9.50%
2003	0.25%	33,960	10.517618	357,178	2.44%	19.16%
2002	0.25%	19,978	8.826373	176,333	4.06%	-9.78%

American Century VP – Capital Appreciation Fund – Class I
2005	0.25%	114,984	14.263618	1,640,088	0.00%	21.76%
2004	0.25%	103,872	11.714626	1,216,822	0.00%	7.32%
2003	0.25%	48,415	10.916046	528,500	0.00%	20.17%
2002	0.25%	25,544	9.083587	232,031	0.00%	-21.40%

American Century VP – Income & Growth Fund – Class I
2005	0.25%	422,988	12.771709	5,402,280	1.95%	4.37%
2004	0.25%	420,484	12.236925	5,145,431	1.42%	12.71%
2003	0.25%	441,398	10.856971	4,792,245	1.33%	29.03%
2002	0.25%	164,402	8.414316	1,383,330	0.92%	-19.57%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – International Fund – Class I
2005	0.25%	251,530	$11.981952	$3,013,820	1.15%	12.97%
2004	0.25%	364,388	10.606131	3,864,747	0.49%	14.64%
2003	0.25%	287,903	9.251932	2,663,659	0.75%	24.20%
2002	0.25%	448,747	7.449257	3,342,832	0.85%	-20.57%
2001	0.25%	99,643	9.378457	934,498	0.08%	-29.35%

American Century VP – Ultra® Fund – Class I
2005	0.25%	76,974	11.248731	865,860	0.00%	1.91%
2004	0.25%	1,144	11.037791	12,627	0.00%	10.40%
2003	0.25%	921	9.998079	9,208	0.00%	24.59%

American Century VP – Value Fund – Class I
2005	0.25%	273,906	16.490347	4,516,805	0.91%	4.77%
2004	0.25%	310,922	15.739280	4,893,688	1.05%	14.05%
2003	0.25%	326,659	13.800619	4,508,096	1.15%	28.64%
2002	0.25%	543,488	10.728386	5,830,749	0.89%	-12.84%
2001	0.25%	61,779	12.308603	760,413	2.06%	12.54%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.25%	14,624	16.253697	237,694	0.00%	3.11%
2004	0.25%	23,960	15.763932	377,704	0.00%	25.33%
2003	0.25%	5,295	12.578424	66,603	0.00%	29.69%

Calvert VS – Social Equity Portfolio
2005	0.25%	288	13.973029	4,024	0.06%	4.28%

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.25%	22,414	11.236495	251,855	0.00%	15.85%
2004	0.25%	23,348	9.698794	226,447	0.00%	17.69%
2003	0.25%	36,710	8.240624	302,513	0.00%	47.29%
2002	0.25%	28,304	5.594896	158,358	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2005	0.25%	3,828	11.107445	42,519	0.98%	17.15%
2004	0.25%	3,020	9.481681	28,635	0.65%	14.46%
2003	0.25%	10,498	8.284148	86,967	0.26%	32.76%
2002	0.25%	6,627	6.240010	41,353	0.00%	-20.10%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.25%	12,276	13.238469	162,515	0.83%	7.87%
2004	0.25%	11,184	12.272183	137,252	0.58%	11.07%
2003	0.25%	14,955	11.049535	165,246	0.68%	24.85%
2002	0.25%	20,320	8.850153	179,835	1.58%	-23.29%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.25%	61,484	9.481117	582,937	0.00%	-2.92%
2004	0.25%	119,238	9.766503	1,164,538	0.00%	10.59%
2003	0.25%	194,729	8.831040	1,719,660	0.00%	48.18%
2002	0.25%	60,738	5.959804	361,987	0.00%	-33.86%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.25%	52	16.292721	847	0.03%	8.90%
2003	0.25%	34,437	13.102225	451,201	2.38%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.25%	26,344	13.695264	360,788	0.00%	6.97%
2004	0.25%	3,590	12.803427	45,964	0.79%	21.58%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.25%	1,888,500	12.033778	22,725,790	1.61%	4.43%
2004	0.25%	2,256,426	11.523227	26,001,309	1.79%	10.36%
2003	0.25%	2,068,013	10.441111	21,592,353	1.53%	28.04%
2002	0.25%	1,232,421	8.154376	10,049,624	1.31%	-22.56%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.25%	18,530	9.678444	179,342	0.00%	3.36%
2004	0.25%	19,508	9.364044	182,674	0.38%	5.95%
2003	0.25%	38,530	8.838565	340,550	0.11%	25.69%
2002	0.25%	31,863	7.032114	224,064	0.20%	-29.12%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.25%	80,674	$12.050745	$972,182	0.02%	4.12%
2004	0.25%	117,040	11.574140	1,354,637	1.46%	4.78%
2003	0.25%	224,737	11.045756	2,482,390	0.76%	20.87%
2002	0.25%	439,969	9.138785	4,020,782	0.68%	-16.92%
2001	0.25%	81,810	11.000259	899,931	1.41%	-9.54%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.25%	19,500	9.969339	194,402	1.16%	3.09%
2004	0.25%	58,084	9.670082	561,677	1.28%	7.20%
2003	0.25%	80,448	9.020649	725,693	0.90%	26.25%
2002	0.25%	33,735	7.144829	241,031	0.79%	-25.51%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.25%	77,518	17.142660	1,328,865	0.00%	11.61%
2004	0.25%	27,262	15.359280	418,725	0.97%	19.72%
2003	0.25%	20,411	12.829044	261,854	1.91%	36.02%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.25%	40,742	13.902748	566,426	4.49%	1.05%
2004	0.25%	123,254	13.758938	1,695,844	4.32%	3.36%
2003	0.25%	219,801	13.311504	2,925,882	3.73%	4.38%
2002	0.25%	80,161	12.752372	1,022,243	3.08%	9.03%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2003	0.25%	24,845	10.332655	256,715	1.09%	30.00%
2002	0.25%	12,039	7.947917	95,685	1.59%	-17.15%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.25%	28,712	8.614843	247,349	0.44%	5.54%
2004	0.25%	69,542	8.163013	567,672	0.26%	3.12%
2003	0.25%	583,926	7.916010	4,622,364	0.27%	32.52%
2002	0.25%	657,216	5.973595	3,925,942	0.27%	-30.28%

Fidelity® VIP – High Income Portfolio: Initial Class
2004	0.25%	10,864	12.623850	137,146	9.22%	9.32%
2003	0.25%	218,094	11.547696	2,518,483	5.94%	26.95%
2002	0.25%	157,634	9.096470	1,433,913	11.84%	3.19%
2001	0.25%	17,011	8.815683	149,964	0.00%	-11.84%	01/02/01

Fidelity® VIP – Overseas Portfolio: Initial Class
2004	0.25%	55,434	10.182861	564,477	1.12%	13.35%
2003	0.25%	180,429	8.983417	1,620,869	0.53%	43.01%
2002	0.25%	61,653	6.281639	387,282	1.22%	-20.48%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.25%	212,674	13.551510	2,882,054	1.31%	5.49%
2004	0.25%	216,278	12.845734	2,778,250	1.66%	11.10%
2003	0.25%	225,660	11.561882	2,609,054	1.24%	29.89%
2002	0.25%	128,998	8.900967	1,148,207	1.64%	-17.20%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.25%	693,710	12.040330	8,352,497	0.38%	5.41%
2004	0.25%	747,488	11.422418	8,538,120	0.16%	3.01%
2003	0.25%	744,778	11.089106	8,258,922	0.20%	32.45%
2002	0.25%	105,881	8.372313	886,469	0.13%	-30.37%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.25%	197,328	9.635546	1,901,363	14.80%	2.27%
2004	0.25%	208,098	9.421875	1,960,673	9.51%	9.19%
2003	0.25%	225,045	8.628552	1,941,812	8.69%	26.65%
2002	0.25%	202,059	6.812756	1,376,579	8.16%	3.36%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.25%	274,862	13.061950	3,590,234	0.43%	18.67%
2004	0.25%	267,844	11.006499	2,948,025	1.10%	13.20%
2003	0.25%	231,142	9.722686	2,247,321	0.85%	42.85%
2002	0.25%	180,948	6.806371	1,231,599	0.80%	-20.54%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.25%	662,530	11.384305	7,542,444	2.59%	3.79%
2004	0.25%	856,436	10.969116	9,394,346	1.56%	5.21%
2003	0.25%	331,284	10.426372	3,454,090	3.44%	17.68%
2002	0.25%	264,838	8.859897	2,346,437	6.02%	-8.96%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.25%	28,138	$14.079448	$396,168	0.29%	16.65%
2004	0.25%	30,156	12.070285	363,992	0.32%	15.19%
2003	0.25%	51,152	10.478748	536,009	0.34%	28.14%
2002	0.25%	29,791	8.177385	243,612	1.05%	-9.58%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.25%	654,312	17.735527	11,604,568	0.11%	16.56%
2004	0.25%	257,976	15.216289	3,925,437	0.36%	15.05%
2003	0.25%	549,404	13.225654	7,266,227	0.35%	28.03%
2002	0.25%	197,400	10.329955	2,039,133	0.78%	-9.65%

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2003	0.25%	94,088	8.944397	841,560	0.88%	29.55%
2002	0.25%	123,821	6.904305	854,898	1.09%	-22.04%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.25%	160,218	9.638132	1,544,202	0.80%	8.59%
2004	0.25%	178,546	8.875680	1,584,717	0.37%	6.79%
2003	0.25%	109,290	8.311178	908,329	0.68%	29.34%
2002	0.25%	47,312	6.425970	304,025	0.59%	-22.11%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.25%	2,670	13.725157	36,646	0.00%	2.30%
2004	0.25%	15,102	13.416717	202,619	0.00%	13.70%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.25%	148,688	16.242222	2,415,024	1.59%	9.89%
2004	0.25%	93,558	14.779865	1,382,775	0.77%	18.23%
2003	0.25%	42,677	12.500683	533,492	1.42%	31.88%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.25%	28,890	19.652410	567,758	1.05%	11.82%
2004	0.25%	95,542	17.575168	1,679,167	0.84%	15.44%
2003	0.25%	40,399	15.224120	615,039	0.48%	34.31%
2002	0.25%	28,162	11.334653	319,206	0.40%	-15.51%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.25%	13,642	18.292860	249,551	0.46%	32.31%
2004	0.25%	6,104	13.826171	84,395	0.51%	20.44%
2003	0.25%	187	11.479519	2,147	0.00%	64.85%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.25%	84,400	13.872000	1,170,797	7.94%	2.13%
2004	0.25%	69,416	13.583306	942,899	6.72%	9.82%
2003	0.25%	118,799	12.368539	1,469,370	7.88%	21.97%
2002	0.25%	32,758	10.140967	332,198	6.71%	2.97%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.25%	58,114	16.330978	949,058	4.50%	10.87%
2004	0.25%	388	14.729262	5,715	1.89%	20.69%
2003	0.25%	44	12.204124	537	5.11%	41.10%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.25%	736	13.212593	9,724	0.00%	8.17%
2004	0.25%	234	12.214711	2,858	0.00%	7.59%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.25%	89,376	3.135604	280,248	0.00%	-0.76%
2004	0.25%	8,328	3.159750	26,314	0.00%	4.05%
2003	0.25%	5,272	3.036698	16,009	0.00%	54.84%
2002	0.25%	75,752	1.961141	148,560	0.00%	-42.92%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.25%	270	14.758947	3,985	0.47%	6.12%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.25%	521,776	14.924878	7,787,443	3.64%	3.01%
2004	0.25%	739,432	14.489288	10,713,843	5.44%	3.00%
2003	0.25%	1,071,165	14.066694	15,067,750	2.97%	1.75%
2002	0.25%	2,395,247	13.825336	33,115,095	4.39%	10.71%
2001	0.25%	109,436	12.488292	1,366,669	5.64%	6.99%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Growth Fund – Class I
2005	0.25%	41,652	$6.605102	$275,116	0.08%	6.24%
2004	0.25%	28,898	6.217435	179,671	0.11%	7.89%
2003	0.25%	140,404	5.762938	809,140	0.02%	32.41%
2002	0.25%	118,799	4.352418	517,063	0.00%	-28.90%

Gartmore GVIT – International Growth Fund: Class I
2005	0.25%	32,376	9.969281	322,765	0.74%	29.89%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.25%	301,796	11.011806	3,323,319	2.11%	2.29%
2004	0.25%	332,060	10.765587	3,574,821	2.29%	8.22%
2003	0.25%	302,735	9.947843	3,011,560	2.19%	18.12%
2002	0.25%	86,784	8.421910	730,887	1.80%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.25%	42,526	12.598383	535,759	0.00%	9.47%
2004	0.25%	75,540	11.508706	869,368	0.00%	15.05%
2003	0.25%	71,540	10.003212	715,630	0.00%	39.79%
2002	0.25%	46,799	7.156130	334,900	0.00%	-37.17%

Gartmore GVIT – Money Market Fund – Class I
2005	0.25%	81,346	12.323562	1,002,472	1.88%	2.41%
2004	0.25%	843,680	12.033310	10,152,263	0.76%	0.56%
2003	0.25%	694,925	11.966375	8,315,733	0.62%	0.37%
2002	0.25%	194,096	11.921779	2,313,970	1.67%	0.96%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.25%	85,460	11.445466	978,130	0.91%	7.17%
2004	0.25%	88,244	10.679350	942,389	1.21%	9.48%
2003	0.25%	99,546	9.754873	971,059	0.58%	27.19%
2002	0.25%	89,572	7.669285	686,953	0.75%	-17.56%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.25%	60,484	9.391261	568,021	0.04%	38.46%
2002	0.25%	44,591	6.782590	302,442	0.03%	-25.55%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.25%	79,118	16.548582	1,309,291	0.00%	7.82%
2004	0.25%	273,266	15.348222	4,194,147	0.00%	13.13%
2003	0.25%	235,314	13.566592	3,192,409	0.00%	33.93%
2002	0.25%	198,097	10.129586	2,006,641	0.00%	-33.45%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.25%	280,230	21.259933	5,957,671	0.06%	2.82%
2004	0.25%	287,112	20.677651	5,936,802	0.00%	17.01%
2003	0.25%	206,506	17.672379	3,649,452	0.00%	56.46%
2002	0.25%	300,189	11.294975	3,390,627	0.01%	-27.34%
2001	0.25%	65,785	15.545961	1,022,691	0.04%	27.96%

Gartmore GVIT – Small Company Fund: Class I
2005	0.25%	397,326	20.314467	8,071,466	0.00%	12.04%
2004	0.25%	365,202	18.131930	6,621,817	0.00%	18.73%
2003	0.25%	323,465	15.272205	4,940,024	0.00%	40.66%
2002	0.25%	357,379	10.857469	3,880,231	0.00%	-17.54%
2001	0.25%	31,468	13.166162	414,313	0.15%	-6.94%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.25%	161	3.309832	533	0.00%	50.59%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.25%	1,062	15.607398	16,575	0.00%	11.68%
2004	0.25%	404	13.974657	5,646	0.00%	12.13%
2003	0.25%	85	12.463103	1,059	0.00%	51.76%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.25%	164,482	14.375255	2,364,471	3.99%	1.93%
2004	0.25%	157,438	14.103672	2,220,454	5.20%	6.27%
2003	0.25%	163,122	13.271836	2,164,928	5.42%	11.84%
2002	0.25%	30,699	11.867197	364,311	5.16%	6.94%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.25%	7,630	$11.669684	$89,040	1.62%	3.99%
2004	0.25%	6,650	11.222233	74,628	1.34%	17.21%
2003	0.25%	5,386	9.574848	51,570	1.37%	31.11%
2002	0.25%	795	7.303175	5,806	1.49%	-25.33%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.25%	30,076	12.513271	376,349	1.01%	19.04%
2004	0.25%	9,180	10.511783	96,498	0.00%	15.38%
2003	0.25%	4,702	9.110845	42,839	0.00%	35.72%
2002	0.25%	3,114	6.713015	20,904	1.98%	-25.58%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.25%	5,339,248	10.380057	55,421,699	2.80%	2.49%
2004	0.25%	4,352,894	10.127388	44,083,446	0.88%	0.64%
2003	0.25%	5,055,493	10.063117	50,874,018	0.71%	0.45%
2002	0.25%	3,005,382	10.017601	30,106,718	0.29%	0.18%	10/21/02

Gartmore GVIT ID II – Aggressive Fund – Class II
2003	0.25%	158	10.933839	1,728	1.49%	31.54%

Gartmore GVIT ID II – Conservative Fund – Class II
2004	0.25%	28,254	11.266714	318,330	2.32%	4.39%
2003	0.25%	28,851	10.792806	311,383	3.07%	7.64%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.25%	57,904	12.537840	725,991	2.20%	5.08%
2004	0.25%	86,964	11.931529	1,037,613	4.67%	9.26%
2003	0.25%	157	10.920096	1,714	2.03%	19.75%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2003	0.25%	157	10.949354	1,719	1.63%	26.33%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2003	0.25%	156	10.910488	1,702	2.43%	13.41%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.25%	155,806	17.885426	2,786,657	0.64%	12.54%
2004	0.25%	165,892	15.891856	2,636,332	0.58%	25.57%
2003	0.25%	16,236	12.655709	205,478	1.17%	28.07%

Janus AS – Balanced Portfolio – Service Shares
2005	0.25%	28,528	13.210934	376,882	1.40%	7.39%
2004	0.25%	93,022	12.301545	1,144,314	2.23%	8.02%
2003	0.25%	94,676	11.387925	1,078,163	2.00%	13.44%
2002	0.25%	40,005	10.038914	401,607	2.14%	0.39%	09/03/02

Janus AS – Forty Portfolio – Service Shares
2005	0.25%	50,244	8.514303	427,793	0.00%	12.28%
2004	0.25%	34,622	7.583386	262,552	0.01%	17.67%
2003	0.25%	193,417	6.444456	1,246,467	0.21%	19.93%
2002	0.25%	240,176	5.373376	1,290,556	0.32%	-16.14%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.25%	229,836	3.945872	906,903	0.00%	11.27%
2004	0.25%	197,930	3.546168	701,893	0.00%	0.32%
2003	0.25%	236,572	3.535026	836,288	0.00%	46.11%
2002	0.25%	197,466	2.419456	477,760	0.00%	-41.08%

Janus AS – International Growth Portfolio – Service Shares
2005	0.25%	121,374	9.762789	1,184,949	1.16%	31.61%
2004	0.25%	85,384	7.417926	633,372	0.81%	18.39%
2003	0.25%	56,008	6.265664	350,927	1.04%	34.20%
2002	0.25%	42,104	4.668998	196,583	0.65%	-25.94%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.25%	69,100	16.115618	1,113,589	0.00%	10.82%
2004	0.25%	53,262	14.542707	774,574	0.00%	12.34%

Neuberger Berman AMT – Growth Portfolio®– I Class Shares
2004	0.25%	46,276	7.971477	368,888	0.00%	16.31%
2003	0.25%	96,290	6.853558	659,929	0.00%	31.07%
2002	0.25%	40,557	5.228846	212,066	0.00%	-31.34%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.25%	90,620	$12.794029	$1,159,395	0.18%	8.12%
2004	0.25%	90,890	11.833049	1,075,506	0.13%	15.53%
2003	0.25%	97,420	10.242831	997,857	0.83%	31.43%
2002	0.25%	18,457	7.793221	143,839	0.68%	-26.63%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2003	0.25%	706	11.596366	8,187	3.97%	2.17%
2002	0.25%	21,357	11.350244	242,407	9.00%	5.08%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.25%	78,930	14.275493	1,126,765	0.00%	13.46%
2004	0.25%	103,072	12.582197	1,296,872	0.00%	16.02%
2003	0.25%	109,829	10.845085	1,191,105	0.00%	27.75%
2002	0.25%	65,076	8.489245	552,446	0.00%	-29.52%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.25%	106,638	13.887778	1,480,965	0.87%	17.75%
2004	0.25%	139,126	11.794154	1,640,873	0.02%	18.68%
2003	0.25%	548,969	9.937929	5,455,615	0.00%	34.75%
2002	0.25%	316,104	7.375034	2,331,278	0.67%	-24.33%
2001	0.25%	62,408	9.746550	608,263	0.66%	-3.07%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.25%	280	14.379334	4,026	0.00%	2.64%
2004	0.25%	162	14.009370	2,270	0.00%	11.60%
2003	0.25%	14,408	12.553503	180,871	0.00%	24.75%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.25%	285,214	13.021408	3,713,888	0.00%	12.05%
2004	0.25%	429,564	11.621370	4,992,122	0.00%	19.48%
2003	0.25%	320,894	9.726809	3,121,275	0.00%	25.28%
2002	0.25%	149,104	7.764240	1,157,679	0.63%	-27.97%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.25%	434,584	13.944277	6,059,960	1.04%	4.84%
2004	0.25%	400,854	13.300944	5,331,737	0.29%	6.67%
2003	0.25%	330,090	12.469347	4,116,007	0.40%	30.62%
2002	0.25%	310,569	9.546535	2,964,858	0.60%	-27.04%
2001	0.25%	49,259	13.084853	644,547	0.62%	-12.80%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.25%	157,524	12.626867	1,989,035	0.62%	14.02%
2004	0.25%	66,624	11.073978	737,793	1.96%	18.87%
2003	0.25%	4,381	9.316393	40,815	0.99%	42.66%
2002	0.25%	26,889	6.530337	175,594	0.59%	-22.33%

Oppenheimer Funds – Main Street Fund® /VA – Initial Class
2005	0.25%	16,924	10.468714	177,173	1.19%	5.71%
2004	0.25%	29,538	9.903052	292,516	0.93%	9.19%
2003	0.25%	33,073	9.069907	299,969	0.75%	26.40%
2002	0.25%	17,824	7.175431	127,895	0.69%	-19.00%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.25%	75,488	13.022455	983,039	2.39%	3.63%
2004	0.25%	93,010	12.566277	1,168,789	1.25%	9.83%
2003	0.25%	62,221	11.441957	711,930	2.69%	24.65%
2002	0.25%	29,567	9.179615	271,414	3.42%	-10.63%

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.25%	98,238	13.311605	1,307,705	5.80%	2.33%
2004	0.25%	115,260	13.008289	1,499,335	4.96%	5.23%
2003	0.25%	76,473	12.361877	945,350	5.96%	6.51%
2002	0.25%	70,841	11.605998	822,181	6.25%	8.81%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2005	0.25%	5,472	11.877133	64,992	1.91%	5.96%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.25%	675,140	10.644694	7,186,659	2.86%	0.75%
2004	0.25%	379,246	10.565271	4,006,837	1.06%	1.58%
2003	0.25%	2,471,858	10.400435	25,708,398	1.31%	2.09%
2002	0.25%	241,735	10.187617	2,462,704	0.17%	1.88%	09/03/02

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.25%	252,714	$12.445521	$3,145,157	2.94%	1.82%
2004	0.25%	103,544	12.223233	1,265,642	1.02%	8.62%
2003	0.25%	34,984	11.253423	393,690	2.65%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.25%	486,292	11.571785	5,627,266	3.32%	2.17%
2004	0.25%	398,986	11.325918	4,518,883	1.88%	4.62%
2003	0.25%	50,980	10.825824	551,901	2.81%	4.78%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.25%	430	15.044787	6,469	5.80%	1.69%
2004	0.25%	12,464	14.794578	184,400	5.52%	7.79%
2003	0.25%	38,913	13.725038	534,082	7.87%	32.45%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.25%	150,158	19.017724	2,855,663	0.54%	11.33%
2004	0.25%	156,340	17.082044	2,670,607	0.00%	13.56%
2003	0.25%	174,290	15.042113	2,621,690	0.00%	48.79%
2002	0.25%	31,864	10.109520	322,130	0.00%	1.10%	09/03/02

Strong VIF – Strong International Stock Fund II
2002	0.25%	779	5.427838	4,228	3.98%	-26.73%

T. Rowe Price – New America Growth Portfolio
2005	0.25%	25,898	11.260565	291,626	0.00%	4.21%

T. Rowe Price II – Equity Income Portfolio – II
2005	0.25%	264,200	14.945544	3,948,613	1.39%	3.44%
2004	0.25%	190,758	14.448971	2,756,257	1.43%	14.33%
2003	0.25%	60,983	12.637920	770,698	1.61%	24.86%
2002	0.25%	15,768	10.121829	159,601	0.00%	1.22%	09/03/02

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.25%	216,468	18.977178	4,107,952	0.00%	14.15%
2004	0.25%	151,418	16.624542	2,517,255	0.00%	17.76%
2003	0.25%	163,581	14.117448	2,309,346	0.00%	37.75%
2002	0.25%	146,130	10.248778	1,497,654	0.00%	2.49%	09/03/02

Van Eck WIT – Worldwide Bond Fund – Initial Class
2003	0.25%	1,328	13.398966	17,794	1.41%	17.87%
2002	0.25%	1,525	11.367774	17,336	0.00%	21.35%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.25%	75,592	17.690391	1,337,252	0.24%	31.67%
2004	0.25%	20,576	13.435652	276,452	0.85%	25.58%
2003	0.25%	23,844	10.699174	255,111	0.11%	53.80%
2002	0.25%	18,192	6.956422	126,551	0.21%	-3.14%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.25%	23,316	21.536287	502,140	0.02%	51.29%
2004	0.25%	5,464	14.234866	77,779	1.04%	23.92%
2003	0.25%	30,097	11.510500	346,432	0.45%	44.72%
2002	0.25%	21,336	7.953846	169,703	0.71%	-3.08%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.25%	8,700	18.217042	158,488	8.08%	11.97%
2004	0.25%	7,960	16.269408	129,504	7.05%	9.79%
2003	0.25%	25,519	14.819043	378,167	0.00%	27.55%
2002	0.25%	7,970	11.618658	92,601	11.04%	8.95%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.25%	37,806	8.449046	319,425	0.00%	17.28%
2004	0.25%	162,820	7.204463	1,173,031	0.00%	21.29%
2003	0.25%	18,020	5.939719	107,034	0.00%	41.41%
2002	0.25%	6,784	4.200344	28,495	0.00%	-31.33%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.25%	136,828	24.628370	3,369,851	1.11%	16.76%
2004	0.25%	145,214	21.093147	3,063,020	1.54%	36.05%
2003	0.25%	165,337	15.503467	2,563,297	0.00%	37.17%
2002	0.25%	77,541	11.302528	876,409	3.37%	-1.03%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo VTFSM– Wells Fargo Advantage Discovery Fund VT
2005	0.25%	1,646	$16.667162	$27,434	0.00%	8.00%
2004	0.25%	11,836	15.432167	182,655	0.00%	15.43%
2003	0.25%	16,721	13.369301	223,548	0.00%	39.08%
2002	0.25%	3,644	9.612684	35,029	0.00%	-12.24%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.25%	191,732	11.991404	2,299,136	0.00%	7.62%
2004	0.25%	191,888	11.142802	2,138,170	0.00%	17.93%
2003	0.25%	200,633	9.449055	1,895,792	0.09%	36.66%
2002	0.25%	449,933	6.914071	3,110,869	0.33%	-27.00%
2001	0.25%	98,866	9.471507	936,410	0.66%	-3.94%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Fee Tier – (0.40%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.40%	184	15.256716	2,807	0.11%	5.32%
2004	0.40%	162	14.486704	2,347	0.00%	10.63%
2003	0.40%	74	13.095200	969	0.07%	33.09%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.40%	976	15.320186	14,953	1.19%	4.45%
2004	0.40%	550	14.667608	8,067	0.93%	11.02%
2003	0.40%	12,315	13.212012	162,706	0.00%	31.97%

American Century VP – Balanced Fund – Class I
2002	0.40%	5,935	8.799999	52,228	4.06%	-9.92%
2001	0.40%	60,611	9.768970	592,107	4.81%	-2.31%	01/02/01

American Century VP – Capital Appreciation Fund – Class I
2002	0.40%	16,516	8.625662	142,461	0.00%	-21.52%
2001	0.40%	71,775	10.990234	788,824	0.00%	-22.88%	01/02/01

American Century VP – Income & Growth Fund – Class I
2005	0.40%	1,968	12.625722	24,847	1.95%	4.21%
2004	0.40%	3,126	12.115153	37,872	1.42%	12.54%
2003	0.40%	8,878	10.765053	95,572	1.33%	28.84%
2002	0.40%	345,427	8.355578	2,886,242	0.92%	-19.69%
2001	0.40%	441,129	10.404509	4,589,731	0.80%	-8.72%

American Century VP – International Fund – Class I
2005	0.40%	4,176	11.844974	49,465	1.15%	12.80%
2004	0.40%	5,644	10.500552	59,265	0.49%	14.47%
2003	0.40%	353,253	9.173579	3,240,594	0.75%	24.01%
2002	0.40%	870,283	7.397247	6,437,698	0.85%	-20.69%
2001	0.40%	2,019,244	9.326990	18,833,469	0.08%	-29.46%

American Century VP – Ultra® Fund – Class I
2005	0.40%	2,320	11.187064	25,954	0.00%	1.76%
2004	0.40%	360	10.993709	3,958	0.00%	10.23%
2003	0.40%	221	9.973091	2,204	0.00%	24.40%

American Century VP – Value Fund – Class I
2003	0.40%	10,857	13.683795	148,565	1.15%	28.44%
2002	0.40%	244,223	10.653510	2,601,832	0.89%	-12.97%
2001	0.40%	540,885	12.241061	6,621,006	2.06%	12.37%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.40%	2,658	16.172933	42,988	0.00%	2.95%
2004	0.40%	378	15.709055	5,938	0.00%	25.14%

Calvert VS – Social Equity Portfolio
2002	0.40%	292,051	10.280692	3,002,486	0.00%	2.81%	09/03/02

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	25,444	5.555805	141,362	0.00%	-34.42%
2001	0.40%	60,385	8.471776	511,568	0.00%	-28.92%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	6,909	6.196425	42,811	0.00%	-20.22%
2001	0.40%	23,360	7.767318	181,445	0.00%	-22.59%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	44	$10.955988	$482	0.68%	24.66%
2002	0.40%	5,870	8.788383	51,588	1.58%	-23.40%
2001	0.40%	9,126	11.473418	104,706	0.00%	0.54%

Credit Suisse Trust – Small Cap Growth Portfolio
2002	0.40%	19,423	5.941951	115,411	0.00%	-33.96%
2001	0.40%	623,977	8.996921	5,613,872	0.00%	-10.03%	01/02/01

Dreyfus IP – European Equity Portfolio
2001	0.40%	368	9.025727	3,321	0.96%	-28.42%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.40%	104	13.620186	1,416	0.00%	6.81%
2004	0.40%	122	12.752292	1,556	0.79%	21.40%
2003	0.40%	879	10.504526	9,233	0.04%	37.23%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.40%	10,694	11.896207	127,218	1.61%	4.27%
2004	0.40%	13,608	11.408542	155,247	1.79%	10.20%
2003	0.40%	999,962	10.352696	10,352,303	1.53%	27.85%
2002	0.40%	1,276,399	8.097446	10,335,572	1.31%	-22.67%
2001	0.40%	4,387,066	10.471621	45,939,692	1.15%	-12.53%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2003	0.40%	184	8.763701	1,613	0.11%	25.50%
2002	0.40%	9,331	6.983004	65,158	0.20%	-29.23%
2001	0.40%	49,368	9.867078	487,118	0.08%	-22.89%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.40%	5,164	11.912967	61,519	0.02%	3.96%
2004	0.40%	7,182	11.458946	82,298	1.46%	4.63%
2003	0.40%	19,784	10.952239	216,679	0.76%	20.69%
2002	0.40%	171,507	9.074997	1,556,426	0.68%	-17.05%
2001	0.40%	1,262,700	10.939900	13,813,812	1.41%	-9.67%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2002	0.40%	6,877	7.123450	48,988	0.79%	-25.63%
2001	0.40%	67,090	9.577914	642,582	1.11%	-4.22%	01/02/01

Dreyfus VIF – International Value Portfolio – Initial Shares
2003	0.40%	42	12.803571	538	1.91%	35.81%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.40%	928	13.764550	12,774	4.49%	0.89%
2004	0.40%	2,250	13.642560	30,696	4.32%	3.21%
2003	0.40%	26,065	13.218733	344,546	3.73%	4.23%
2002	0.40%	67,406	12.682507	854,877	3.08%	8.87%
2001	0.40%	87,721	11.649181	1,021,878	1.06%	7.58%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2002	0.40%	580	7.924138	4,596	1.59%	-17.28%
2001	0.40%	50,510	9.579298	483,850	0.00%	-4.21%	01/02/01

Fidelity® VIP – Growth Portfolio: Initial Class
2002	0.40%	13,636	5.955709	81,212	0.27%	-30.38%
2001	0.40%	782,177	8.555147	6,691,639	0.00%	-14.45%	01/02/01

Fidelity® VIP – High Income Portfolio: Initial Class
2002	0.40%	9,669	9.069304	87,691	11.84%	3.03%
2001	0.40%	231,589	8.802536	2,038,571	0.00%	-11.97%	01/02/01

Fidelity® VIP – Overseas Portfolio: Initial Class
2001	0.40%	329,072	7.887510	2,595,559	0.00%	-21.12%	01/02/01

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.40%	1,464	13.396579	19,613	1.31%	5.34%
2004	0.40%	1,272	12.717880	16,177	1.66%	10.94%
2003	0.40%	314,880	11.463982	3,609,779	1.24%	29.70%
2002	0.40%	283,577	8.838834	2,506,490	1.64%	-17.33%
2001	0.40%	348,625	10.691577	3,727,351	1.83%	-5.47%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Growth Portfolio: Service Class
2005	0.40%	5,290	$11.902677	$62,965	0.38%	5.25%
2004	0.40%	4,946	11.308717	55,933	0.16%	2.85%
2003	0.40%	73,719	10.995198	810,555	0.20%	32.25%
2002	0.40%	810,618	8.313850	6,739,356	0.13%	-30.48%
2001	0.40%	776,074	11.958538	9,280,710	0.00%	-18.06%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.40%	874	9.525383	8,325	14.80%	2.11%
2004	0.40%	2,444	9.328110	22,798	9.51%	9.03%
2003	0.40%	43,065	8.555502	368,443	8.69%	26.46%
2002	0.40%	199,930	6.765203	1,352,567	8.16%	3.20%
2001	0.40%	165,596	6.555148	1,085,506	31.36%	-12.25%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.40%	7,900	12.912620	102,010	0.43%	18.50%
2004	0.40%	4,804	10.896942	52,349	1.10%	13.03%
2003	0.40%	49,020	9.640353	472,570	0.85%	42.63%
2002	0.40%	273,526	6.758846	1,848,720	0.80%	-20.66%
2001	0.40%	396,195	8.518959	3,375,169	4.88%	-21.59%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2002	0.40%	25,075	8.833425	221,498	6.02%	-9.09%
2001	0.40%	930,387	9.716913	9,040,490	0.00%	-2.83%	01/02/01

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2002	0.40%	6,139	8.152920	50,051	1.05%	-9.71%
2001	0.40%	141,885	9.029797	1,281,193	0.00%	-9.70%	01/02/01

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.40%	5,744	17.532748	100,708	0.11%	16.38%
2004	0.40%	3,508	15.064815	52,847	0.36%	14.88%
2003	0.40%	26,935	13.113640	353,216	0.35%	27.84%
2002	0.40%	345,102	10.257824	3,539,996	0.78%	-9.79%
2001	0.40%	486,210	11.370566	5,528,483	0.64%	-12.71%

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2001	0.40%	103,589	8.842970	916,034	0.00%	-11.57%	01/02/01

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.40%	636	9.527944	6,060	0.80%	8.43%
2004	0.40%	4,350	8.787333	38,225	0.37%	6.63%
2003	0.40%	22,412	8.240791	184,693	0.68%	29.14%
2002	0.40%	128,782	6.381088	821,769	0.59%	-22.23%
2001	0.40%	248,120	8.204875	2,035,794	0.35%	-14.78%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.40%	12	13.649958	164	0.00%	2.15%
2004	0.40%	176	13.363171	2,352	0.00%	13.53%
2002	0.40%	3,768	7.489405	28,220	0.00%	-25.11%	05/01/02

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.40%	2,458	16.161499	39,725	1.59%	9.73%
2004	0.40%	1,780	14.728417	26,217	0.77%	18.06%
2003	0.40%	47,616	12.475864	594,051	1.42%	31.68%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.40%	244	19.427688	4,740	1.05%	11.65%
2004	0.40%	122	17.400194	2,123	0.84%	15.27%
2003	0.40%	648	15.095175	9,782	0.48%	34.11%
2002	0.40%	31,370	11.255500	353,085	0.40%	-15.64%
2001	0.40%	93,948	13.342471	1,253,498	0.80%	-1.70%

Gartmore GVIT – Emerging Markets Fund: Class I
2003	0.40%	23	11.423706	263	0.00%	64.60%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.40%	2,574	13.713412	35,298	7.94%	1.97%
2004	0.40%	1,584	13.448117	21,302	6.72%	9.66%
2003	0.40%	20,240	12.263819	248,220	7.88%	21.78%
2002	0.40%	61,831	10.070195	622,650	6.71%	2.81%
2001	0.40%	202,186	9.794650	1,980,341	12.12%	3.80%

Gartmore GVIT – Global Financial Services Fund: Class I
2003	0.40%	5	12.173639	61	5.11%	40.89%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Technology and Communications Fund: Class I
2003	0.40%	45	$3.021924	$136	0.00%	54.61%
2002	0.40%	30,525	1.954523	59,662	0.00%	-43.01%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.40%	2,522	14.754249	37,210	3.64%	2.85%
2004	0.40%	3,174	14.345081	45,531	5.44%	2.85%
2003	0.40%	276,537	13.947593	3,857,026	2.97%	1.59%
2002	0.40%	2,956,051	13.728864	40,583,222	4.39%	10.54%
2001	0.40%	4,296,504	12.419760	53,361,549	5.64%	6.82%

Gartmore GVIT – Growth Fund – Class I
2005	0.40%	1,474	6.529541	9,625	0.08%	6.08%
2004	0.40%	2,310	6.155504	14,219	0.11%	7.72%
2003	0.40%	336,262	5.714099	1,921,434	0.02%	32.21%
2002	0.40%	49,711	4.322008	214,851	0.00%	-29.01%
2001	0.40%	388,409	6.087822	2,364,565	0.00%	-28.42%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.40%	524	10.885904	5,704	2.11%	2.13%
2004	0.40%	844	10.658428	8,996	2.29%	8.06%
2003	0.40%	9,355	9.863609	92,274	2.19%	17.94%
2002	0.40%	68,208	8.363123	570,432	1.80%	-12.66%
2001	0.40%	270,829	9.575644	2,593,362	2.65%	-4.06%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2003	0.40%	7,736	9.918443	76,729	0.00%	39.58%
2002	0.40%	19,365	7.106122	137,610	0.00%	-37.27%
2001	0.40%	77,229	11.327538	874,814	0.00%	-30.59%

Gartmore GVIT – Money Market Fund – Class I
2003	0.40%	374,808	11.864684	4,446,978	0.62%	0.22%
2002	0.40%	2,605,904	11.838269	30,849,393	1.67%	0.81%
2001	0.40%	7,088,786	11.743544	83,247,470	3.90%	3.19%

Gartmore GVIT – Nationwide® Fund: Class I
2003	0.40%	121,505	9.672247	1,175,226	0.58%	27.00%
2002	0.40%	633,169	7.615719	4,822,037	0.75%	-17.68%
2001	0.40%	205,773	9.251754	1,903,761	0.49%	-12.17%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.40%	11	9.311693	102	0.04%	38.25%
2002	0.40%	16,892	6.735208	113,771	0.03%	-25.66%
2001	0.40%	87,806	9.059635	795,490	0.78%	-3.64%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.40%	682	16.384018	11,174	0.00%	7.66%
2004	0.40%	324	15.218321	4,931	0.00%	12.96%
2003	0.40%	3,860	13.471955	52,002	0.00%	33.73%
2002	0.40%	21,186	10.074004	213,428	0.00%	-33.55%
2001	0.40%	15,332	15.161271	232,453	0.00%	-11.20%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.40%	1,050	21.016857	22,068	0.06%	2.66%
2004	0.40%	536	20.471824	10,973	0.00%	16.83%
2003	0.40%	17,971	17.522719	314,901	0.00%	56.23%
2002	0.40%	145,946	11.216089	1,636,943	0.01%	-27.45%
2001	0.40%	436,136	15.460620	6,742,933	0.04%	27.76%

Gartmore GVIT – Small Company Fund: Class I
2005	0.40%	9,984	20.082219	200,501	0.00%	11.87%
2004	0.40%	10,366	17.951460	186,085	0.00%	18.55%
2003	0.40%	152,314	15.142892	2,306,474	0.00%	40.45%
2002	0.40%	319,526	10.781666	3,445,023	0.00%	-17.66%
2001	0.40%	713,457	13.093906	9,341,939	0.15%	-7.08%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.40%	20	3.293722	66	0.00%	50.36%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2003	0.40%	11	12.431976	137	0.00%	51.53%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2003	0.40%	1	$13.159481	$13	5.42%	11.67%
2002	0.40%	150,457	11.784392	1,773,044	5.16%	6.78%
2001	0.40%	125,046	11.036224	1,380,036	3.64%	3.77%

Gartmore GVIT – Van Kampen Value Fund – Class I
2003	0.40%	898	9.493770	8,525	1.37%	30.91%
2002	0.40%	4,068	7.252185	29,502	1.49%	-25.44%
2001	0.40%	34,435	9.726929	334,947	13.29%	-12.51%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2003	0.40%	22	9.033664	199	0.00%	35.52%
2002	0.40%	1,945	6.666122	12,966	1.98%	-25.69%
2001	0.40%	132,145	8.970354	1,185,387	1.71%	-19.14%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.40%	19,404	10.330316	200,449	2.80%	2.34%
2004	0.40%	16,318	10.093995	164,714	0.88%	0.49%
2003	0.40%	412,466	10.045042	4,143,238	0.71%	0.30%
2002	0.40%	2,205,085	10.014669	22,083,196	0.29%	0.15%	10/21/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.40%	206	12.464210	2,568	2.20%	4.92%

Goldman Sachs VIT – Mid Cap Value Fund
2003	0.40%	168,012	12.630569	2,122,087	1.17%	27.88%

Janus AS – Balanced Portfolio – Service Shares
2005	0.40%	272	13.145265	3,576	1.40%	7.23%
2004	0.40%	158	12.258707	1,937	2.23%	7.86%
2003	0.40%	77	11.365300	875	2.00%	13.27%
2002	0.40%	19,826	10.033996	198,934	2.14%	0.34%	09/03/02

Janus AS – Forty Portfolio – Service Shares
2005	0.40%	1,088	8.438947	9,182	0.00%	12.11%
2004	0.40%	1,190	7.527514	8,958	0.01%	17.50%
2003	0.40%	32,497	6.406568	208,194	0.21%	19.75%
2002	0.40%	97,497	5.349794	521,589	0.32%	-16.26%
2001	0.40%	419,473	6.388873	2,679,960	0.54%	-22.14%

Janus AS – Global Technology Portfolio – Service Shares
2003	0.40%	6,748	3.514240	23,714	0.00%	45.89%
2002	0.40%	109,443	2.408830	263,630	0.00%	-41.17%
2001	0.40%	147,511	4.094407	603,970	0.76%	-37.57%

Janus AS – International Growth Portfolio – Service Shares
2005	0.40%	2,546	9.676381	24,636	1.16%	31.41%
2004	0.40%	2,008	7.363272	14,785	0.81%	18.21%
2003	0.40%	43,912	6.228826	273,520	1.04%	34.00%
2002	0.40%	160,475	4.648509	745,969	0.65%	-26.05%
2001	0.40%	173,301	6.286392	1,089,438	0.69%	-23.74%

JPMorgan IT – Mid Cap Growth Portfolio
2003	0.40%	54,174	12.919754	699,915	0.00%	26.64%

Neuberger Berman AMT – Growth Portfolio®– I Class Shares
2002	0.40%	5,625	5.213178	29,324	0.00%	-31.44%
2001	0.40%	124,202	7.603675	944,392	0.00%	-23.96%	01/02/01

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2003	0.40%	2,004	10.156098	20,353	0.83%	31.24%
2002	0.40%	91,943	7.738827	711,531	0.68%	-26.74%
2001	0.40%	135,015	10.563782	1,426,269	0.33%	-1.90%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2002	0.40%	13,152	11.316350	148,833	9.00%	4.92%
2001	0.40%	599,545	10.785897	6,466,631	7.59%	7.86%	01/02/01

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2003	0.40%	371,607	10.753194	3,995,962	0.00%	27.56%
2002	0.40%	66,544	8.429938	560,962	0.00%	-29.62%
2001	0.40%	80,698	11.978031	966,603	0.00%	-24.95%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.40%	124	$13.728969	$1,702	0.87%	17.58%
2004	0.40%	252	11.676716	2,943	0.02%	18.50%
2003	0.40%	5,347	9.853739	52,688	0.00%	34.55%
2002	0.40%	62,770	7.323519	459,697	0.67%	-24.45%
2001	0.40%	620,024	9.693032	6,009,912	0.66%	-3.22%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2004	0.40%	8	13.960609	112	0.00%	11.43%
2003	0.40%	442	12.528578	5,538	0.00%	24.56%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.40%	6,724	12.872483	86,555	0.00%	11.88%
2004	0.40%	12,654	11.505640	145,592	0.00%	19.30%
2003	0.40%	34,906	9.644393	336,647	0.00%	25.09%
2002	0.40%	347,561	7.709999	2,679,695	0.63%	-28.08%
2001	0.40%	466,261	10.720152	4,998,389	1.18%	-31.54%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2003	0.40%	145,672	12.363752	1,801,052	0.40%	30.42%
2002	0.40%	385,650	9.479881	3,655,916	0.60%	-27.15%
2001	0.40%	660,576	13.013036	8,596,099	0.62%	-12.93%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2003	0.40%	172,526	9.265284	1,598,502	0.99%	42.45%
2002	0.40%	58,355	6.504237	379,555	0.59%	-22.45%
2001	0.40%	258,325	8.386697	2,166,494	2.73%	-12.39%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2003	0.40%	844	8.993106	7,590	0.75%	26.21%
2002	0.40%	32,855	7.125335	234,103	0.69%	-19.12%
2001	0.40%	57,708	8.809927	508,403	0.52%	-10.52%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2002	0.40%	18,208	9.152173	166,643	3.42%	-10.76%
2001	0.40%	92,958	10.255584	953,339	6.64%	2.56%	01/02/01

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2002	0.40%	28,931	11.571334	334,770	6.25%	8.64%
2001	0.40%	193,237	10.650688	2,058,107	2.20%	6.51%	01/02/01

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.40%	190	10.591594	2,012	2.86%	0.60%
2004	0.40%	576	10.528355	6,064	1.06%	1.43%
2002	0.40%	44,486	10.182621	452,984	0.17%	1.83%	09/03/02

PIMCO VIT – Real Return Portfolio – Administrative Shares
2003	0.40%	47,106	11.230805	529,038	2.65%	8.42%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.40%	1,840	11.513866	21,186	3.32%	2.02%
2004	0.40%	28	11.286156	316	1.88%	4.46%
2003	0.40%	1,610,411	10.804064	17,398,984	2.81%	4.62%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2003	0.40%	588	13.697677	8,054	7.87%	32.26%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.40%	4,744	18.923254	89,772	0.54%	11.17%
2004	0.40%	3,408	17.022607	58,013	0.00%	13.39%
2003	0.40%	18,552	15.012271	278,508	0.00%	48.57%
2002	0.40%	56,216	10.104573	568,039	0.00%	1.05%	09/03/02

Strong VIF – Strong International Stock Fund II
2001	0.40%	38,838	7.139083	277,268	0.00%	-21.09%	01/02/01

T. Rowe Price II – Equity Income Portfolio – II
2005	0.40%	1,988	14.871262	29,564	1.39%	3.28%
2004	0.40%	1,076	14.398668	15,493	1.43%	14.16%
2003	0.40%	114,138	12.612824	1,439,603	1.61%	24.67%
2002	0.40%	19,349	10.116880	195,752	0.00%	1.17%	09/03/02

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.40%	1,342	18.882872	25,341	0.00%	13.98%
2004	0.40%	762	16.566668	12,624	0.00%	17.58%
2003	0.40%	654	14.089414	9,214	0.00%	37.54%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Bond Fund – Initial Class
2002	0.40%	939	$11.333817	$10,642	0.00%	21.17%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2003	0.40%	3,429	10.608507	36,377	0.11%	53.57%
2002	0.40%	21,479	6.907806	148,373	0.21%	-3.29%
2001	0.40%	56,168	7.142729	401,193	0.00%	-2.20%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2003	0.40%	584	11.413041	6,665	0.45%	44.50%
2002	0.40%	4,697	7.898317	37,098	0.71%	-3.22%
2001	0.40%	18,257	8.161281	149,001	1.95%	-10.80%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2003	0.40%	427	14.693571	6,274	0.00%	27.35%
2002	0.40%	18,217	11.537562	210,180	11.04%	8.79%
2001	0.40%	6,255	10.605749	66,339	1.69%	9.66%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2003	0.40%	2	5.907110	12	0.00%	41.20%
2002	0.40%	96,523	4.183540	403,808	0.00%	-31.43%
2001	0.40%	27,935	6.101338	170,441	0.00%	-29.60%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.40%	1,172	25.703042	30,124	1.11%	16.59%
2004	0.40%	818	22.046498	18,034	1.54%	35.85%
2003	0.40%	6,684	16.228488	108,471	0.00%	36.96%
2002	0.40%	103,455	11.848822	1,225,820	3.37%	-1.18%
2001	0.40%	152,921	11.990690	1,833,628	5.91%	9.40%

Wells Fargo VTFSM– Wells Fargo Advantage Discovery Fund VT
2002	0.40%	2,127	10.111953	21,508	0.00%	-12.37%
2001	0.40%	1,313	11.539004	15,151	0.00%	6.82%	01/02/01

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2003	0.40%	866,829	9.397220	8,145,783	0.09%	36.46%
2002	0.40%	243,964	6.886442	1,680,044	0.33%	-27.11%
2001	0.40%	776,389	9.447854	7,335,210	0.66%	-4.09%

Contract Owners’ Equity Total By Year
2005				$342,050,503

2004				$327,332,572

2003				$383,208,644

2002				$354,676,076

2001				$408,763,705

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2005 and 2004, and the related statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio

April 19, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in thousands, except per share amounts)

	December 31,
	2005	2004

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $4,334,635 in 2005; $4,638,800 in 2004)	$4,339,335	$4,786,899
Equity securities (cost $6,109 in 2005; $6,607 in 2004)	6,310	7,611
Mortgage loans on real estate, net	1,184,584	1,232,003
Real estate, net	361	3,950
Policy loans	1,749	914
Short-term investments, including amounts managed by a related party	176,336	150,185
Total investments	5,708,675	6,181,562

Accrued investment income	56,695	62,004
Deferred policy acquisition costs	212,313	113,039
Reinsurance receivable from a related party	121,801	117,758
Other assets	750,034	738,781
Assets held in separate accounts	2,095,632	2,289,967
Total assets	$8,945,150	$9,503,111

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$6,205,154	$6,532,259
Other liabilities	207,765	236,261
Liabilities related to separate accounts	2,095,632	2,289,967
Total liabilities	8,508,551	9,058,487

Shareholder’s equity:
Common stock, $40 par value; authorized, issued and outstanding - 66 shares	2,640	2,640
Additional paid-in capital	247,960	247,960
Retained earnings	184,442	148,169
Accumulated other comprehensive income	1,557	45,855
Total shareholder’s equity	436,599	444,624
Total liabilities and shareholder’s equity	$8,945,150	$9,503,111

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Income
(in thousands)

		Years ended December 31,
	2005	2004	2003

Revenues:
Policy charges	$61,537	$58,848	$45,928
Life insurance premiums	8,573	4,206	783
Net investment income	37,631	35,625	33,885
Net realized gains (losses) on investments, hedging instruments and hedged items	882	279	(13,659)
Other	384	478	597
Total revenues	109,007	99,436	67,534

Benefits and expenses:
Interest credited to policyholder account values	12,364	11,197	10,685
Other benefits and claims	16,000	9,246	3,769
Amortization of deferred policy acquisition costs	15,016	17,271	14,069
Other operating expenses	14,763	8,810	11,294
Total benefits and expenses	58,143	46,524	39,817

Income from continuing operations before federal income tax expense	50,864	52,912	27,717
Federal income tax expense	14,591	16,986	8,505
Income from continuing operations	36,273	35,926	19,212
Cumulative effect of adoption of accounting principle, net of taxes	-	86	-
Net income	$36,273	$36,012	$19,212

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Shareholder’s Equity
(in thousands)

Common stock		Additional paid-in capital		Retained earnings		Accumulated other comprehensive income	Total shareholder’s equity

Balance as of December 31, 2002	$2,640	$247,960		$92,945		$60,056	$403,601
Comprehensive income:
Net income	-	-		19,212		-	19,212
Net unrealized gains on securities available- for-sale arising during the period, net of taxes	-	-		-		3,942	3,942
Accumulated net losses on cash flow hedges, net of taxes	-	-		-		(2,875)	(2,875)
Total comprehensive income							20,279
Balance as of December 31, 2003	2,640	247,960		112,157		61,123	423,880

Comprehensive income:
Net income	-	-		36,012		-	36,012
Net unrealized losses on securities available- for-sale arising during the period, net of taxes	-	-		-		(10,231)	(10,231)
Accumulated net losses on cash flow hedges, net of taxes	-	-		-		(5,037)	(5,037)
Total comprehensive income							20,744
Balance as of December 31, 2004	2,640	247,960	#	148,169	#	45,855	444,624

Comprehensive loss:
Net income	-	-		36,273		-	36,273
Net unrealized losses on securities available- for-sale arising during the period, net of taxes	-	-		-		(46,042)	(46,042)
Accumulated net gains on cash flow hedges, net of taxes	-	-		-		1,744	1,744
Total comprehensive loss							(8,025)
Balance as of December 31, 2005	$2,640	$247,960	#	$184,442	#	$1,557	$436,599

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in thousands)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$ 36,273	$ 36,012	$ 19,212
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(882)	(279)	13,659
Interest credited to policyholder account values	12,364	11,197	10,685
Capitalization of deferred policy acquisition costs	(40,949)	(28,448)	(32,011)
Amortization of deferred policy acquisition costs	15,016	17,271	14,069
Amortization and depreciation	17,271	21,197	21,813
Increase in other assets	(8,036)	(211,966)	(304,071)
Increase in other liabilities	2,424	29,671	28,490
Other, net	-	623	944
Net cash provided by (used in) operating activities	33,481	(124,722)	(227,210)

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	543,210	567,537	655,420
Proceeds from sale of securities available-for-sale	490,961	237,034	131,195
Proceeds from repayments of mortgage loans on real estate	279,226	193,287	110,603
Cost of securities available-for-sale aquired	(742,928)	(957,817)	(1,474,356)
Cost of mortgage loans on real estate originated or acquired	(234,577)	(303,729)	(314,299)
Net (increase) decrease in short-term investments	(26,151)	(35,845)	34,377
Collateral (paid) received - securities lending, net	(2,376)	27,991	(25,908)
Other, net	3,319	562	(186)
Net cash provided by (used in) investing activities	310,684	(270,980)	(883,154)

Cash flows from financing activities:
Investment and universal life insurance product deposits	132,742	660,502	1,324,328
Investment and universal life insurance product withdrawals	(476,907)	(264,800)	(214,817)
Net cash (used in) provided by financing activities	(344,165)	395,702	1,109,511
Net decrease in cash	-	-	(853)
Cash, beginning of period	-	-	853
Cash, end of period	$-	$-	$-

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(1) Organization and Description of Business

Nationwide Life and Annuity Insurance Company (the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2) Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 74% of the fair values of fixed maturity securities were obtained from independent pricing services, 23% from the Company’s pricing matrices and 3% from other sources compared to 72%, 23% and 5%, respectively, in 2004.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains or losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(b) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(c) Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administration fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administration fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.

(e) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(f) Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for the majority of payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%.

(g) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(h) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis, separately from the related balances of the Company.

(i) Reclassification

Certain items in the 2004 and 2003 financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards

On February 16, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company will adopt SFAS 155 effective January 1, 2006. The Company does not expect the adoption of SFAS 155 to have a material impact on the Company’s financial position and/or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.

On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In July 2003, the AICPA issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in an $86 credit, net of taxes, as the cumulative effect of adoption of this accounting principle.

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 statements of income:

January 1, 2004

Increase in future policy benefits:
Secondary guarantees - life insurance	$(15)
GMDB claim reserves	771
Subtotal	756
Adjustment to amortization of deferred policy acquisition costs related to above	(623)
Deferred federal income taxes	(47)
Cumulative effect of adoption of accounting principle, net of taxes	$86

(4)	Risk Disclosures

The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:

Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.

Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies, evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 2006 were outstanding as of December 31, 2005 compared to $29,194 extending into 2005 as of December 31, 2004. The Company did not have any commitments to purchase fixed maturity securities outstanding as of December 31, 2005 compared to $18,500 outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005 and 2004, the Company’s credit risk from these derivative financial instruments was $300 and $2,300, respectively.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 76% of separate account assets were invested in equity mutual funds (approximately 76% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $28,456 and $49,448 before reinsurance, respectively, and $14,686 and $25,052 net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $580 and $456, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with carrying values of no more than 23.9% in any geographic region of the U.S. and no more than 2.7% with any one borrower, compared to 25.6% and 2.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 26.0% and 25.3% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Significant Business Concentrations:  As of December 31, 2005 and 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable from unrelated parties and NLIC under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $666,727 and $656,032 as of December 31, 2005 and 2004, respectively. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts.

The Company has also entered into a reinsurance contract with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This agreement is described in more detail in Note 13.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5) Fair Value of Financial Instruments

The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(a).

Mortgage loans on real estate, net: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Investment contracts: The fair value for the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values of credit default swaps are calculated with pricing models using current spread assumptions for the underlying issuers.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005				2004
	Carrying		Estimated		Carrying		Estimated
	value		fair value		value		fair value

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$4,339,335		$4,339,335		$4,786,899		$4,786,899
Equity securities	6,310		6,310		7,611		7,611
Mortgage loans on real estate, net	1,184,584		1,180,369		1,232,003		1,264,390
Policy loans	1,749		1,749		914		914
Short-term investments	176,336		176,336		150,185		150,185
Assets held in separate accounts	2,095,632		2,095,632		2,289,967		2,289,967

Liabilities
Investment contracts	(5,872,036)		(5,622,294)		(6,266,303)		(6,011,956)
Policy reserves on life insurance contracts	(333,118)		(330,917)		(265,956)		(248,195)
Collateral received - securities lending and derivatives	(143,087)		(143,087)		(140,655)		(140,655)
Liabilities related to separate accounts	(2,095,632)		(2,060,278)		(2,289,967)		(2,240,289)

Derivative financial instruments
Interest rate swaps hedging assets	(89)		(89)		(388)		(388)
Cross-currency interest rate swaps	(9,182)		(9,182)		(12,233)		(12,233)
Interest rate futures contracts	-	#	-	#	(283)	#	(283)
Other derivatives	166		166		1,403		1,403

(6)	Derivative Financial Instruments

Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

See Note 4 for a complete discussion of the Company’s equity market risk management.

Other Non-Hedging Derivatives

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2005, 2004 and 2003, a net gain of $55, a net gain of $2,261 and a net loss of $724, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the year ended December 31, 2005 and 2004, the ineffective portion of cash flow hedges was a net gain of $171 and a net loss of $2,572, respectively. The ineffective portion of cash flow hedges was immaterial for the year ended December 31, 2003. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company does not anticipate reclassifying any amounts out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

Other Derivative Instruments

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $1,172, a net loss of $132 and a net gain of $1,989, respectively, related to other derivative instruments not designated in hedging relationships.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

	2005	2004

Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$16,150	$-
Pay variable/receive fixed rate swaps hedging investments	18,000	28,112
Other contracts hedging investments	-	5,000
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	48,241	45,128
Credit default swaps and other non-hedging instruments	76,000	189,500
Interest rate futures contracts	-	45,100
Total	$158,391	$312,840

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
(7) Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$19,669	$508	$205	$19,972
Agencies not backed by the full faith and credit of the U.S. Government	117,720	277	1,713	116,284
Obligations of states and political subdivisions	46,068	271	498	45,841
Corporate securities
Public	1,677,764	26,852	21,791	1,682,825
Private	1,121,348	25,350	13,546	1,133,152
Mortgage-backed securities - U.S. Government-backed	853,870	2,524	12,290	844,104
Asset-backed securities	498,196	3,691	4,730	497,157
Total fixed maturity securities	4,334,635	59,473	54,773	4,339,335
Equity securities	6,109	201	-	6,310
Total securities available-for-sale	$4,340,744	$59,674	$54,773	$4,345,645

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$14,532	$986	$37	$15,481
Agencies not backed by the full faith and credit of the U.S. Government	155,455	2,986	45	158,396
Obligations of states and political subdivisions	36,000	391	104	36,287
Corporate securities
Public	1,866,999	78,167	4,520	1,940,646
Private	1,164,688	53,533	4,758	1,213,463
Mortgage-backed securities - U.S. Government-backed	787,732	10,953	2,025	796,660
Asset-backed securities	613,394	15,316	2,744	625,966
Total fixed maturity securities	4,638,800	162,332	14,233	4,786,899
Equity securities	6,607	1,004	-	7,611
Total securities available-for-sale	$4,645,407	$163,336	$14,233	$4,794,510

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized		Estimated
	cost		fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 329,855	#	$ 330,656
Due after one year through five years	1,265,562	#	1,265,986
Due after five years through ten years	1,082,942	#	1,093,265
Due after ten years	304,210	#	308,167
Subtotal	2,982,569		2,998,074
Mortgage-backed securities - U.S. Government-backed	853,870	#	844,104
Asset-backed securities	498,196	#	497,157
Total	$4,334,635		$4,339,335

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:
	2005	2004

Net unrealized gains, before adjustments and taxes	$4,901	$149,103
Adjustment to DAC	6,175	(67,193)
Deferred federal income taxes	(3,876)	(28,668)
Net unrealized gains	$7,200	$53,242

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

	2005	2004	2003

Fixed maturity securities	$(143,399)	$(47,991)	$1,534
Equity securities	(803)	1,042	(38)
Net change	$(144,202)	$(46,949)	$1,496

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
		Gross		Gross		Gross
	Estimated	unrealized	Estimated	unrealized	Estimated	unrealized
	fair value	losses	fair value	losses	fair value	losses

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$3,166	$113	$2,354	$92	$5,520	$205
Agencies not backed by the full faith and credit of the U.S. Government	97,654	1,713	-	-	97,654	1,713
Obligations of states and
political subdivisions	21,139	273	9,331	225	30,470	498
Corporate securities
Public	639,919	12,282	224,215	9,509	864,134	21,791
Private	307,388	8,120	146,482	5,426	453,870	13,546
Mortgage-backed securities - U.S.
Government-backed	588,393	10,730	50,881	1,560	639,274	12,290
Asset-backed securities	226,007	3,290	40,083	1,440	266,090	4,730
Total	$1,883,666	$36,521	$473,346	$18,252	$2,357,012	$54,773
% of gross unrealized losses		67%		33%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$2,284	$29	$220	$8	$2,504	$37
Agencies not backed by the full faith and credit of the U.S. Government	16,214	45	-	-	16,214	45
Obligations of states and
political subdivisions	22,019	104	-	-	22,019	104
Corporate securities
Public	227,459	2,478	61,554	2,042	289,013	4,520
Private	175,393	3,174	36,778	1,584	212,171	4,758
Mortgage-backed securities - U.S.
Government-backed	176,025	1,451	25,087	574	201,112	2,025
Asset-backed securities	82,602	952	27,052	1,792	109,654	2,744
Total	$701,996	$8,233	$150,691	$6,000	$852,687	$14,233
% of gross unrealized losses		58%		42%

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $490,961, $237,034 and $131,195 respectively. During 2005, gross gains of $9,777 ($6,827 and $7,756 in 2004 and 2003, respectively) and gross losses of $3,351 ($1,213 and $2,203 in 2004 and 2003, respectively) were realized on those sales.

The Company did not have any real estate investments as of December 31, 2005 that were non-income producing for the preceding twelve months, compared to $3,576 as of December 31, 2004.

Real estate is presented at cost less accumulated depreciation of $57 as of December 31, 2005 ($36 as of December 31, 2004). The Company had no real estate held for disposal as of December 31, 2005 and 2004.

The recorded investment of mortgage loans on real estate considered to be impaired was $206 as of December 31, 2005, for which the related valuation allowance was $85. During 2005, the average recorded investment in impaired mortgage loans on real estate was $206. Interest income on those loans, which is recognized on a cash basis, totaled $12. As of December 31, 2004, there were no mortgage loans on real estate considered to be impaired.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

	2005	2004	2003

Allowance, beginning of period	$3,511	$3,254	$673
Net additions (reductions) charged (credited) to allowance	(126)	257	2,581
Allowance, end of period	$3,385	$3,511	$3,254

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items by source for the years ended December 31:

	2005	2004	2003

Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$ 8,887	$ 6,644	$ 7,756
Hedging losses on fixed maturity sales	(93)	-	-
Equity securities available-for-sale	890	183	-
Mortgage loans on real estate	1,048	501	196
Mortgage loan hedging losses	-	-	(29)
Real estate	-	-	40
Total realized gains on sales, net of hedging losses	10,732	7,328	7,963

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(3,351)	(1,213)	(2,203)
Hedging gains on fixed maturity sales	813	133	499
Mortgage loans on real estate	(1,531)	(892)	(735)
Mortgage loan hedging gains	-	439	-
Other	-	(237)	-
Total realized losses on sales, net of hedging gains	(4,069)	(1,770)	(2,439)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(4,201)	(6,000)	(18,809)
Mortgage loans on real estate, including valuation allowance	(81)	-	(2,581)
Real estate	(85)	-	-
Total other-than-temporary and other investment impairments	(4,367)	(6,000)	(21,390)

Credit default swaps	(1,172)	(133)	2,020
Periodic net coupon settlements on non-qualifying derivatives	720	1,172	944
Other derivatives	(962)	(318)	(757)
Net realized gains (losses) on investments, hedging instruments and hedged items	$882	$279	$(13,659)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes net investment income by investment type for the years ended December 31:

	2005	2004	2003	2001

Securities available-for-sale:
Fixed maturity securities	$254,741	$258,695	$243,517	$1,181.1
Equity securities	344	427	427	1.8
Mortgage loans on real estate	79,913	77,322	70,280	527.9
Real estate	870	194	102	33.1
Short-term investments	504	265	440	28.0
Derivatives	106	81	851	(19.7)
Other	811	655	924	20.9
Gross investment income	337,289	337,639	316,541	1,773.1
Less:
Investment expenses	9,192	7,110	6,106
Net investment income ceded (Note 13)	290,466	294,904	276,550	48.4
Net investment income	$37,631	$35,625	$33,885	$1,724.7

$6,451 and $16,114 as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $1,762 and $5,100, respectively, as collateral to various derivative counterparties.

As of December 31, 2005 and 2004, the Company had received $143,087 and $140,655, respectively, of cash collateral on securities lending. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $56 received as of December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned fixed maturity securities available-for-sale with a fair value of $139,154 and $137,048, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(8) Variable Annuity Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides two primary guarantee types under its non-traditional variable annuity contracts: (1) GMDB and (2) GMIB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered five primary GMDB types:

•
Return of premium - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”. There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet - provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

•
Rollup - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
Earnings enhancement - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
	Account	Net amount	Wtd. avg.	Account	Net amount	Wtd. avg.
	value	at risk[1]	attained age	value	at risk[1]	attained age

GMDB:
Return of premium	$222,925	$134	66	$218,509	$524	66
Reset	1,339,635	13,092	63	1,557,261	22,895	62
Ratchet	187,534	180	69	182,885	543	69
Rollup	59,535	430	60	70,820	561	59
Subtotal	1,809,629	13,836	63	2,029,475	24,523	62
Earnings enhancement	11,884	850	61	11,612	529	58
Total - GMDB	$1,821,513	$14,686	63	$2,041,087	$25,052	62

GMIB[2]:
Ratchet	$14,766	$-	N/A	$13,208	$-	N/A
Rollup	39,056	-	N/A	39,813	-	N/A
Total - GMIB	$53,822	$-	N/A	$53,021	$-	N/A

________

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

	GMDB	GMIB	Total

Balance as of December 31, 2003	$1,661	$-	$1,661
Expense provision	637	-	637
Net claims paid	(1,842)	-	(1,842)
Balance as of December 31, 2004	456	-	456
Expense provision	595	-	595
Net claims paid	(471)	-	(471)
Balance as of December 31, 2005	$580	$-	$580

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

	2005	2004

Mutual funds:
Bond	$348,558	$395,389
Domestic equity	1,284,697	1,436,916
International equity	45,300	39,574
Total mutual funds	1,678,555	1,871,879
Money market funds	20,339	24,131
Total	$1,698,894	$1,896,010

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios
•	Mean gross equity performance - 8.1%
•	Equity volatility - 18.7%
•	Mortality - 100% of Annuity 2000 table
•	Asset fees - equivalent to mutual fund and product loads
•	Discount rate - 8.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%

(9)	Federal Income Taxes

Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

	2005	2004

Deferred tax assets:
Future policy benefits	$20,782	$23,662
Deferred policy acquisition costs	-	5,019
Other	5,253	5,000
Gross deferred tax assets	26,035	33,681

Deferred tax liabilities:
Fixed maturity securities	1,185	50,724
Deferred policy acquisition costs	31,612	-
Equity securities and other investments	314	399
Derivatives	7,472	875
Other	1,049	1,390
Gross deferred tax liabilities	41,632	53,388
Net deferred tax liability	$15,597	$19,707

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. There was no valuation allowance as of December 31, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(3,921) and $21,537 as of December 31, 2005 and 2004, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

	2005	2004	2003

Current	$(5,287)	$22,174	$11,402
Deferred	19,878	(5,188)	(2,897)
Federal income tax expense	$14,591	$16,986	$8,505

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$17,802	35.0	$18,519	35.0	$9,701	35.0
Tax exempt interest and dividends received deduction	(3,855)	(7.6)	(1,627)	(3.1)	(1,294)	(4.7)
Income tax credits	(74)	(0.1)	-	-	-	-
Other, net	718	1.4	94	0.2	98	0.4
Total	$14,591	28.7	$16,986	32.1	$8,505	30.7

Total federal income taxes paid were $20,171, $17,243 and $996 during the years ended December 31, 2005, 2004 and 2003, respectively.

(10) Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Ohio Department of Insurance. The Company did not pay any dividends to NLIC during 2005. The statutory capital and surplus of the Company as of December 31, 2005 and 2004 was $209,153 and $230,186, respectively. The statutory net income (loss) of the Company for the years ended December 31, 2005, 2004 and 2003 was $(17,025), $12,549 and $16,077, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, the Company could pay dividends totaling $20,915 without obtaining prior approval.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

(11) Comprehensive (Loss) Income

Comprehensive (loss) income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

	2005	2004	2003

Net unrealized losses on securities available-for-sale
arising during the period:
Net unrealized losses before adjustments	$ (146,427)	$ (47,335)	$ (11,761)
Net adjustment to deferred policy acquisition costs	73,368	31,208	4,569
Related federal income tax benefit	25,571	5,645	2,517
Net unrealized losses	(47,488)	(10,482)	(4,675)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	2,225	386	13,257
Related federal income tax benefit	(779)	(135)	(4,640)
Net reclassification adjustment	1,446	251	8,617

Other comprehensive (loss) income on securities available-for-sale	(46,042)	(10,231)	3,942

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	2,684	(7,749)	(4,422)
Related federal income tax (expense) benefit	(940)	2,712	1,547
Other comprehensive income (loss) on cash flow hedges	1,744	(5,037)	(2,875)

Total other comprehensive (loss) income	$(44,298)	$(15,268)	$1,067

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

(12) Employee Benefit Plans

The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.

The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $971, $887 and $797, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.

The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $962 and $1,061, respectively. The Company’s portion of net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(4), $65 and $65 for 2005, 2004 and 2003, respectively.

(13)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $16,450, $3,122 and $4,528, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $207, $295 and $478, respectively.

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC in 2005 include premiums of $100,518 ($484,177 and $1,028,997 in 2004 and 2003, respectively); net investment income of $290,466 ($294,904 and $276,550 in 2004 and 2003, respectively); policy reserves of $4,999,232 ($5,383,449 in 2004); and benefits, claims and other expenses of $356,740 ($739,596 and $1,269,091 in 2004 and 2003, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2005, 2004 and 2003, and benefits of $405, $228 and $402 were ceded to NLIC during 2005, 2004 and 2003, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $121,801 and $117,758 as of December 31, 2005 and 2004, respectively.

The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customer as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $198,585 and $208,408, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $847, $625 and $847, respectively, for the distribution and servicing of these funds.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $53,236, $36,900 and $67,335, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $210, $36 and $107 for 2005, 2004 and 2003, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $33,249 and $9,474 as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the balance sheets. For the years ending December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling $11, $5 and $19, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, the Company began filing a consolidated federal income tax return with NLIC. Total payments to (from) NMIC were $6,300, $852 and $(1,655) in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

(14) Contingencies

Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the United States Securities and Exchange Commission (SEC), the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates and the use of side agreements and finite reinsurance agreements. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.

On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

A significant component of the tax reserve is related to the separate account dividends received deduction (DRD). The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

PART C. OTHER INFORMATION

Item 26. Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(b)	Not Applicable
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (333-59517) and hereby incorporated by reference.
(d)	The form of the contract - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
(e)	The form of the contract application - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
(f)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
(g)	Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.
(h)	Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.
(i)	Not Applicable
(j)	Not Applicable
(k)	Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(o)	Not Applicable
(p)	Not Applicable
(q)	Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

Item 27. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

Gartmore Investment Management plc*	England and Wales	The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29. Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services
Not Applicable

Item 33. Fee Representation
Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-C, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of April, 2006.

NATIONWIDE VL SEPARATE ACCOUNT-C
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: /s/ STEVEN R. SAVINI
Steven R. Savini

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact